UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc. (RCC)

Fund Address: 2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Small Cap Premium & Dividend Income Fund Inc., 2 World Financial Center, 7th Floor, New York, New York 10281.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1 – Report to Stockholders

Small Cap Premium &

Dividend Income Fund Inc.

Semi-Annual Report

(Unaudited)
     June 30, 2009

Small Cap Premium & Dividend Income Fund Inc.

Directors and Officers

Paul Glasserman, Director and Chairman of the Board
Steven W. Kohlhagen, Director and Chairman of the Audit Committee
Laura S. Unger, Director and Chairperson of the Nominating and Corporate Governance Committee
William J. Rainer, Director
Justin C. Ferri, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Michelle H. Rhee, Chief Legal Officer
Robert M. Zakem, Chief Compliance Officer
Jeff E. McGoey, Vice President

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

Proxy Results

During the six-month period ended June 30, 2009, the stockholders of Small Cap Premium & Dividend Income Fund Inc. voted on the following proposal, which was approved at the annual meeting of stockholders on April 24, 2009. A description of the proposal and number of shares voted are as follows:

		Shares Voted For	Shares Withheld From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	9,422,107	499,005
	Steven W. Kohlhagen	9,427,391	493,721
	William J. Rainer	9,428,589	492,523
	Laura S. Unger	9,420,599	500,513

2	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009

Fund Profile as of June 30, 2009 (Unaudited)

Fund Information

The investment objectives of Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) are to provide stockholders with a high level of income, with a secondary goal of capital appreciation. The Fund pursues its investment objectives principally through a two-part strategy. First, the Fund will invest in a statistically selected sample of stocks included in the Russell 2000® Index (the “Index”) and/or other investments that have economic characteristics similar to the securities that comprise the Index, which may include futures, forward, swap and option contracts based on the Index, as well as other investment funds with a composition similar to that of the Index. Second, the Fund will write (sell) call options on the Index or on exchange-traded funds (“ETFs”) which seek to track the performance of the Index with respect to some or all of the value of its assets. There can be no assurance that the Fund will achieve its investment objectives.

Symbol on New York Stock Exchange (“NYSE”)	RCC
Initial Offering Date	July 29, 2005
Yield on Closing Market Price as of June 30, 2009 ($9.29)*	21.53%
Current Semi-Annual Distribution per share of Common Stock**	$1.00
Current Annualized Distribution per share of Common Stock**	$2.00

*

Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price as of June 30, 2009. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A substantial portion of the distribution may be deemed a tax return of capital at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/09 (a)	12/31/08	Change (b)	High	Low

Market Price (c)	$9.29	$8.67	7.15%	$11.40	$6.35
Net Asset Value	$9.06	$9.55	(5.13%)	$10.26	$7.05

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of 5.34% based on net asset value per share and 18.98% based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference index, the Russell 2000® Index, had a total investment return of 2.64%. The reference index has no expenses associated with performance.

(b)	Does not include reinvestment of dividends.

(c)	Primary Exchange Price, NYSE.

Portfolio Information

Ten Largest Equity Holdings	Percent of Net Assets

Palm, Inc.	0.3%
3Com Corp.	0.3
Owens & Minor, Inc.	0.2
VistaPrint Ltd.	0.2
Piedmont Natural Gas Co.	0.2
Solera Holdings, Inc.	0.2
Jack Henry & Associates, Inc.	0.2
Polycom, Inc.	0.2
Tetra Tech, Inc.	0.2
Tupperware Corp.	0.2

Five Largest Industries	Percent of Net Assets

Computer Services Software & Systems	6.6%
Banks: Diversified	5.9
Real Estate Investment Trusts (REITs)	5.1
Biotechnology	4.1
Diversified Retail	3.8

Sector Representation	Percent of Long-Term Investments

Financial Services	20.4%
Technology	17.4
Health Care	15.1
Consumer Discretionary & Services	14.6
Producer Durables	14.1
Materials & Processing	6.4
Utilities	5.0
Energy	3.9
Consumer Staples	3.1

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

Russell 2000 is a registered trademark of the Frank Russell Company.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009	3

Summary Schedule of Investments as of June 30, 2009 (Unaudited)

This summary schedule of investments is presented to help investors focus on the Fund’s principal holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. In addition, the summary schedule of investments allows the adviser certain efficiencies. As such, any cost savings in report production or printing are passed on to the Fund and, ultimately to Fund stockholders. A complete schedule of investments is available without charge, upon request, by calling 1-877-449-4742 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Advertising Agencies	Other Securities		$547,249	0.4%

Aerospace	Other Securities		1,698,474	1.4

Agriculture, Fishing & Ranching	Other Securities		550,777	0.5

Air Transport	Other Securities		1,019,219	0.8

Alternative Energy	Other Securities		285,521	0.2

Aluminum	Other Securities		132,535	0.1

Asset Management & Custodian	Other Securities		1,023,247	0.8

Auto Parts	Other Securities		449,980	0.4

Auto Services	Other Securities		132,723	0.1

Banks: Diversified	FirstMerit Corp.	12,796	217,276	0.2
	Prosperity Bancshares, Inc.	7,200	214,776	0.2
	Westamerica Bancorp.	4,600	228,206	0.2
	Other Securities		6,568,168	5.3

			7,228,426	5.9

Banks: Savings, Thrift & Mortgage Lending	Other Securities		1,366,243	1.1

Beverage: Brewers & Distillers	Other Securities		41,426	0.0

Beverage: Soft Drinks	Other Securities		178,177	0.1

Biotechnology	Onyx Pharmaceuticals, Inc. (a)	8,820	249,253	0.2
	Other Securities		4,742,530	3.9

			4,991,783	4.1

Building Materials	Other Securities		1,012,878	0.8

Building: Climate Control	Other Securities		172,133	0.1

Building: Roofing, Wallboard & Plumbing	Other Securities		102,666	0.1

Cable Television Services	Other Securities		68,280	0.1

Casinos & Gambling	Bally Technologies, Inc. (a)	8,500	254,320	0.2
	Other Securities		319,183	0.3

			573,503	0.5

Cement	Other Securities		10,296	0.0

Chemicals: Diversified	Other Securities		1,794,992	1.5

Coal	Other Securities		182,915	0.2

Commercial Finance & Mortgage Companies	Other Securities		106,289	0.1

Commercial Services	Tetra Tech, Inc. (a)	9,400	269,310	0.2
	Watson Wyatt Worldwide, Inc.	6,600	247,698	0.2
	Other Securities		3,398,681	2.8

			3,915,689	3.2

Commercial Services: Rental & Leasing	Other Securities		428,116	0.4

Commercial Vehicles & Parts	Other Securities		194,845	0.2

Communications Technology	3Com Corp. (a)	61,200	288,252	0.3
	Polycom, Inc. (a)	13,300	269,591	0.2
	Other Securities		3,444,682	2.8

			4,002,525	3.3

4	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Computer Services Software & Systems	Digital River, Inc. (a)	5,900	$214,288	0.2%
	Informatica Corp. (a)	13,600	233,784	0.2
	Parametric Technology Corp. (a)	18,020	210,654	0.2
	Solera Holdings, Inc. (a)	10,800	274,320	0.2
	Other Securities		7,197,824	5.8

			8,130,870	6.6

Computer Technology	Data Domain, Inc. (a)	7,400	246,790	0.2
	Palm, Inc. (a)	21,500	356,255	0.3
	Other Securities		849,568	0.7

			1,452,613	1.2

Construction	Other Securities		678,641	0.6

Consumer Electronics	Other Securities		243,728	0.2

Consumer Lending	Other Securities		645,328	0.5

Consumer Services: Miscellaneous	Other Securities		732,253	0.6

Containers & Packaging	Rock-Tenn Co. Class A	6,000	228,960	0.2
	Other Securities		321,716	0.3

			550,676	0.5

Cosmetics	Other Securities		153,883	0.1

Diversified Financial Services	Other Securities		586,609	0.5

Diversified Manufacturing Operations	Other Securities		267,917	0.2

Diversified Materials & Processing	Clarcor, Inc.	8,100	236,439	0.2
	Other Securities		964,264	0.8

			1,200,703	1.0

Diversified Media	Other Securities		44,480	0.0

Diversified Retail	Tractor Supply Co. (a)	5,600	231,392	0.2
	Other Securities		4,432,740	3.6

			4,664,132	3.8

Drug & Grocery Store Chains	Other Securities		799,853	0.7

Education Services	Other Securities		845,741	0.7

Electronic Components	Other Securities		687,952	0.6

Electronic Entertainment	Other Securities		282,921	0.2

Electronics	Other Securities		546,704	0.4

Energy Equipment	Other Securities		290,279	0.2

Engineering & Contracting Services	Other Securities		336,054	0.3

Entertainment	Other Securities		348,269	0.3

Financial Data & Systems	Jack Henry & Associates, Inc.	13,095	271,721	0.2
	Other Securities		1,105,808	0.9

			1,377,529	1.1

Foods	Other Securities		1,401,517	1.1

Forest Products	Other Securities		162,878	0.1

Forms & Bulk Printing Services	Other Securities		286,646	0.2

Funeral Parlors & Cemeteries	Other Securities		210,108	0.2

Gas Pipeline	Other Securities		26,208	0.0

Glass	Other Securities		54,120	0.0

Gold	Other Securities		222,156	0.2

Health Care Facilities	Other Securities		730,126	0.6

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009	5

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Health Care Management Services	AMERIGROUP Corp. (a)	8,300	$222,855	0.2%
	Other Securities		984,103	0.8

			1,206,958	1.0

Health Care Services	Quality Systems, Inc.	3,700	210,752	0.2
	Other Securities		1,975,270	1.6

			2,186,022	1.8

Health Care: Miscellaneous	Other Securities		140,545	0.1

Homebuilding	Other Securities		304,611	0.2

Hotel/Motel	Other Securities		230,190	0.2

Household Appliances	Other Securities		53,270	0.0

Household Equipment & Products	Tupperware Corp.	9,900	257,598	0.2
	Other Securities		131,278	0.1

			388,876	0.3

Household Furnishings	Other Securities		360,955	0.3

Insurance: Life	Other Securities		427,167	0.4

Insurance: Multi-Line	Platinum Underwriters Holdings Ltd.	8,000	228,720	0.2
	Other Securities		665,922	0.5

			894,642	0.7

Insurance: Property-Casualty	IPC Holdings Ltd.	8,900	243,326	0.2
	ProAssurance Corp. (a)	5,200	240,292	0.2
	Other Securities		2,157,758	1.8

			2,641,376	2.2

Leisure Time	Other Securities		725,027	0.6

Luxury Items	Other Securities		235,607	0.2

Machinery & Engineering	Other Securities		132,975	0.1

Machinery: Agricultural	Other Securities		76,300	0.1

Machinery: Construction & Handling	Other Securities		106,108	0.1

Machinery: Engines	Other Securities		136,436	0.1

Machinery: Industrial	Other Securities		1,129,076	0.9

Machinery: Specialty	Other Securities		120,734	0.1

Manufactured Housing	Other Securities		49,255	0.0

Medical & Dental	NuVasive, Inc. (a)	5,700	254,220	0.2
Instruments & Supplies	Owens & Minor, Inc.	6,500	284,830	0.2
	Steris Corp.	9,100	237,328	0.2
	Other Securities		2,830,882	2.3

			3,607,260	2.9

Medical Equipment	Haemonetics Corp. (a)	4,000	228,000	0.2
	Thoratec Corp. (a)	8,800	235,664	0.2
	Other Securities		1,773,977	1.4

			2,237,641	1.8

Medical Services	Other Securities		388,873	0.3

Metal Fabricating	Other Securities		857,355	0.7

Metals & Minerals: Diversified	Other Securities		399,035	0.3

Office Supplies & Equipment	Other Securities		513,458	0.4

Offshore Drilling & Other Services	Other Securities		64,101	0.1

Oil Well Equipment & Services	Other Securities		1,568,836	1.3

6	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Oil: Crude Producers	Other Securities		$2,115,417	1.7%

Oil: Integrated	Other Securities		87,746	0.1

Paints & Coatings	Other Securities		182,832	0.2

Paper	Other Securities		396,250	0.3

Personal Care	Other Securities		421,538	0.3

Pharmaceuticals	Isis Pharmaceuticals, Inc. (a)	14,500	239,250	0.2
	Other Securities		1,911,142	1.6

			2,150,392	1.8

Photography	Other Securities		137,989	0.1

Plastics	Other Securities		42,274	0.0

Power Transmission Equipment	Regal-Beloit Corp.	5,600	222,432	0.2
	Other Securities		165,726	0.1

			388,158	0.3

Precious Metals & Minerals	Other Securities		75,458	0.1

Printing & Copying Services	VistaPrint Ltd. (a)	6,600	281,490	0.2
	Other Securities		32,148	0.1

			313,638	0.3

Producer Durables: Miscellaneous	Other Securities		78,434	0.1

Production Technology Equipment	Other Securities		1,137,351	0.9

Publishing	Other Securities		185,561	0.2

Radio & TV Broadcasters	Other Securities		50,477	0.0

Railroad Equipment	Other Securities		73,032	0.1

Railroads	Other Securities		136,527	0.1

Real Estate	Other Securities		206,254	0.2

Real Estate Investment Trusts (REITs)	Anthracite Capital, Inc. (b)	9,500	5,890	0.0
	Highwoods Properties, Inc.	11,200	250,544	0.2
	MFA Financial, Inc.	34,700	240,124	0.2
	National Retail Properties, Inc.	12,400	215,140	0.2
	Other Securities		5,506,620	4.5

			6,218,318	5.1

Recreational Vehicles & Boats	Other Securities		284,190	0.2

Rental & Leasing Services: Consumer	Other Securities		375,749	0.3

Restaurants	Other Securities		1,814,791	1.5

Scientific Instruments: Control & Filter	Other Securities		832,802	0.7

Scientific Instruments: Electrical	GrafTech International Ltd. (a)	19,000	214,890	0.2
	Other Securities		1,059,063	0.8

			1,273,953	1.0

Scientific Instruments:
Gauges & Meters	Other Securities		168,258	0.1

Scientific Instruments:
Pollution Control	Other Securities		575,492	0.5

Securities Brokerage & Services	Knight Capital Group, Inc. Class A (a)	14,500	247,225	0.2
	Other Securities		781,456	0.6

			1,028,681	0.8

Semiconductors & Components	Skyworks Solutions, Inc. (a)	26,052	254,789	0.2
	Other Securities		2,845,325	2.3

			3,100,114	2.5

Shipping	Other Securities		816,351	0.7

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009	7

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Steel	Other Securities		$77,658	0.1%

Sugar	Other Securities		20,587	0.0

Synthetic Fibers & Chemicals	Other Securities		41,796	0.0

Technology: Miscellaneous	Other Securities		377,436	0.3

Telecommunications Equipment	Arris Group, Inc. (a)	19,346	235,247	0.2
	Other Securities		403,459	0.3

			638,706	0.5

Textile Products	Other Securities		60,160	0.1

Textiles Apparel & Shoes	Carter’s, Inc. (a)	8,800	216,568	0.2
	J. Crew Group, Inc. (a)	7,870	212,647	0.2
	The Warnaco Group, Inc. (a)	7,100	230,040	0.2
	Other Securities		1,537,178	1.2

			2,196,433	1.8

Tobacco	Other Securities		276,118	0.2

Toys	Other Securities		103,623	0.1

Transportation Miscellaneous	Other Securities		195,569	0.2

Truckers	Other Securities		907,863	0.7

Utilities: Electrical	Cleco Corp.	9,500	212,990	0.2
	Portland General Electric Co.	11,700	227,916	0.2
	Other Securities		1,770,379	1.4

			2,211,285	1.8

Utilities: Gas Distributors	New Jersey Resources Corp.	6,600	244,464	0.2
	Nicor, Inc.	7,000	242,340	0.2
	Piedmont Natural Gas Co.	11,500	277,265	0.2
	WGL Holdings, Inc.	7,800	249,756	0.2
	Other Securities		675,449	0.6

			1,689,274	1.4

Utilities: Telecommunications	Other Securities		1,489,147	1.2

Utilities: Water	Other Securities		428,063	0.4

Wholesale & International Trade	Other Securities		295,546	0.2

	Total Common Stocks (Cost — $169,295,814)		117,031,781	95.5

	Investment Companies

	BlackRock Kelso Capital Corp. (b)	1,800	11,214	0.0
	Other Securities		173,169	0.1

	Total Investment Companies (Cost — $329,680)		184,383	0.1

	Warrants (c)

Alternative Energy	Other Securities	60	—	0.0

	Total Warrants (Cost — $0)		—	0.0

8	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009

Summary Schedule of Investments (continued)

Short-Term Securities	Maturity Date	Yield	Face Amount	Value	Percent Net Assets

Time Deposits
State Street Bank & Trust Co.	7/01/09	0.01%	$7,585,945	$7,585,945	6.2%

	Total Short-Term Securities (Cost — $7,585,945)			7,585,945	6.2

	Total Investments Before Options Written (Cost — $177,211,439*)			124,802,109	101.8

	Options Written	Number of Contracts

Call Options Written	Russell 2000 Index, expiring July 2009 at USD 520	1,000	(725,000)	(0.6)
	Russell 2000 Index, expiring August 2009 at USD 530	200	(251,000)	(0.2)

	Total Options Written (Premiums Received — $1,739,293)		(976,000)	(0.8)

Total Investments, Net of Options Written (Net Cost — $175,472,146)			123,826,109	101.0
Liabilities in Excess of Other Assets			(1,277,617)	(1.0)

Net Assets			$122,548,492	100.0%

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$109,912,067

Gross unrealized appreciation	$17,887,408
Gross unrealized depreciation	(2,997,366)

Net unrealized appreciation	$14,890,042

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Anthracite Capital, Inc.	$608	$10,821	$(10,002)	—
BlackRock Kelso Capital Corp.	—	—	—	$576

(c)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Depreciation

90	E-Mini Russell 2000	September 2009	$4,659,534	$(94,734)

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009	9

Summary Schedule of Investments (concluded)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†

	Assets	Liabilities

Level 1	$117,216,118	$(1,070,734)
Level 2	7,585,991	—
Level 3	—	—

Total	$124,802,109	$(1,070,734)

† Other financial instruments are futures and options.

See Notes to Financial Statements.

10	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009

Statement of Assets, Liabilities and Capital

As of June 30, 2009 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $177,090,186)		$124,785,005
Investments in affiliated securities, at value (identified cost — $121,253)		17,104
Receivables:
Securities sold	$13,887,255
Dividends	126,335
Interest	2	14,013,592

Prepaid expenses		450

Total assets		138,816,151

Liabilities

Options written, at value (premiums received — $1,739,293)		976,000
Payables:
Securities purchased	15,109,512
Investment advisory fees	96,565
Variation margin	7,200	15,213,277

Accrued expenses		78,382

Total liabilities		16,267,659

Net Assets

Net assets		$122,548,492

Capital

Common Stock, par value $.001 per share, 100,000,000 shares authorized		$13,528
Paid-in capital in excess of par		217,088,317
Accumulated distributions in excess of investment income — net	$(13,268,247)
Accumulated realized capital losses — net	(29,544,335)
Unrealized depreciation — net	(51,740,771)

Total accumulated losses — net		(94,553,353)

Total capital — Equivalent to $9.06 per share based on 13,528,336 shares of Common Stock outstanding (market price — $9.29)		$122,548,492

See Notes to Financial Statements.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009	11

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Dividends (including $576 from affiliates and net of $261 foreign withholding tax)		$580,221
Interest		576

Total income		580,797

Expenses

Investment advisory fees	$544,201
Professional fees	41,732
Directors’ fees and expenses	29,540
Accounting services	26,007
Printing and stockholder reports	20,925
Transfer agent fees	19,892
Repurchase offer	16,291
Listing fees	11,394
Insurance expenses	9,959
Custodian fees	8,337
Licensing fees	5,199
Other	6,162

Total expenses		739,639

Investment loss — net		(158,842)

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net (including $10,002 loss from affiliates)	(15,137,432)
Financial futures contracts — net	(282,485)
Options written — net	4,424,455	(10,995,462)

Change in unrealized appreciation/depreciation on:
Investments — net	18,013,919
Financial futures contracts — net	(156,672)
Options written — net	74,180	17,931,427

Total realized and unrealized gain — net		6,935,965

Net Increase in Net Assets Resulting from Operations		$6,777,123

See Notes to Financial Statements.

12	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008

Operations

Investment income (loss) — net	$(158,842)	$488,414
Realized loss — net	(10,995,462)	(2,301,840)
Change in unrealized appreciation/depreciation — net	17,931,427	(74,212,875)

Net increase (decrease) in net assets resulting from operations	6,777,123	(76,026,301)

Dividends & Distributions to Stockholders

Investment income — net	(13,437,785)†	(926,191)
Tax return of capital	—	(26,156,104)

Net decrease in net assets resulting from dividends and distributions to stockholders	(13,437,785)	(27,082,295)

Common Stock Transactions

Net redemption of Common Stock resulting from a repurchase offer (includes $62,348 of repurchase fees for the prior year)	—	(3,055,064)
Value of shares issued to stockholders in reinvestment of dividends	820,394	—

Net increase (decrease) in net assets resulting from Common Stock transactions	820,394	(3,055,064)

Net Assets

Total decrease in net assets	(5,840,268)	(106,163,660)
Beginning of period	128,388,760	234,552,420

End of period*	$122,548,492	$128,388,760

* Undistributed (accumulated distributions in excess of) investment income — net	$(13,268,247)	$328,380

† A substantial portion of the dividends from net investment income may be deemed a tax return of capital at fiscal year end.

See Notes to Financial Statements.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009	13

Financial Highlights

	For the Six Months Ended June 30, 2009 (Unaudited)						For the Period July 29, 2005(a) to December 31, 2005
			For the Year Ended December 31,
The following per share data and ratios have been derived from information provided in the financial statements.

			2008		2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$9.55		$17.19		$18.80	$18.16	$19.10

Investment income (loss)— net(b)	(.01)		.04		.09	.08	.04
Realized and unrealized gain (loss) — net	.52		(5.68	)(c)	.29 (c)	2.56 (c)	(.12)

Total from investment operations	.51		(5.64)		.38	2.64	(.08)

Less dividends and distributions from:
Investment income — net	(1.00	)(d)	(.07)		(.08)	(.23)	(.03)
Realized gain — net	—		—		(1.59)	(1.67)	—
Tax return of capital	—		(1.93)		(.33)	(.10)	(.80)

Total dividends and distributions	(1.00)		(2.00)		(2.00)	(2.00)	(.83)

Offering costs resulting from the issuance of Common Stock	—		—		.01	—	(.03)

Net asset value, end of period	$9.06		$9.55		$17.19	$18.80	$18.16

Market price per share, end of period	$9.29		$8.67		$15.74	$19.49	$16.09

Total Investment Return(e)

Based on net asset value per share	5.34	%(f)	(34.04%)		2.63%	15.40%	(.14	%)(f)

Based on market price per share	18.98	%(f)	(34.60%)		(9.36%)	35.03%	(15.51	%)(f)

Ratios to Average Net Assets

Expenses, net of reimbursement	1.22	%(g)	1.12%		1.03%	1.09%	1.07	%(g)

Expenses	1.22	%(g)	1.12%		1.05%	1.09%	1.07	%(g)

Investment income (loss) — net	(.26	%)(g)	.25%		.49%	.41%	.56	%(g)

Supplemental Data

Net assets, end of period (in thousands)	$122,548		$128,389		$234,552	$255,853	$327,008

Portfolio turnover	15%		21%		15%	26%	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Includes repurchase fees, which are less than $.01 per share.

(d)	A substantial portion of the dividends from net investment income may be deemed a tax return of capital at fiscal year end.

(e)

Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

(f)	Aggregate total investment return.

(g)	Annualized.

See Notes to Financial Statements.

14	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company with a fixed term of approximately five years. The expected termination date of the Fund is on or about July 21, 2010.The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol RCC.

Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to structure derivative investments as defined below as anticipated. Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on an exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased).The value of swaps, including interest rate swaps, caps and floors, will be determined by reference to the value of the components when such components consist of securities for which market quotations are available. In the absence of obtainable quotations, swaps will be valued by obtaining dealer quotations. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE.The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Overnight Time Deposits are valued at the amount deposited each day. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009	15

Notes to Financial Statements (continued)

(b) Real Estate Investment Trusts (“REITs”) — A portion of distributions received from REITs may constitute a return of capital. During the year an amount, based upon prior experience and guidance from the REITs is reclassified from dividend income and recorded as an adjustment to basis of the REIT holdings. The adjustment is a reduction in basis and is reflected in either unrealized appreciation (depreciation) or realized gain (loss).

(c) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No.161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement no.133” (“FAS 161”) has been implemented by the Fund. The Fund utilizes derivatives to enhance return and management has determined the use of derivative instruments is not designed to hedge security positions. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying these derivatives.

Derivatives may be volatile and involve significant risk, such as, among other things, credit risk, currency risk, leverage risk and liquidity risk.They also involve the risk of mispricing or improper valuation and correlation risk (i.e., the risk that changes in the value of the derivative may not correlate perfectly, or to any degree, with the underlying asset, interest rate or index). Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, indices, currency rates or interest rates are changing in unexpected ways.The Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts.

Derivative instruments utilized by the Fund are defined below and delineated in the statement of assets, liabilities and capital and statement of operations of the Fund. As the Fund utilized more than one type of derivative in the period covered by this report, the following table summarizes the use of derivative investments in the current period:

Statement of Assets, Liabilities and Capital as of June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133(a)	Liabilities	Amount

Equity Options	Options written, at value	$976,000
Futures Contracts	Variation margin payable	$7,200

Statement of Operations for the six months ended June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133(a)	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Written Equity Options	$4,424,455	$74,180
Futures Contracts	$(282,485)	$(156,672)

•

Options — The Fund writes call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability.The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written options are non-income producing investments.

Writing (selling) covered call options subjects the Fund to certain additional risks. The Fund, by writing covered call options, will forgo the opportunity to benefit from

16	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009

Notes to Financial Statements (continued)

potential increases in the value of the equity investments above the exercise prices of the options, but will continue to bear the risk of declines in the value of the equity investments. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the equity securities over time.

The premium received from writing options and amounts available for distribution from the Fund’s options may decrease in declining interest rate environments. The value of the equity investments also may be influenced by changes in interest rates. Higher yielding equity investments and those issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk. A summary of option transactions is found in Note 3, Investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

(d) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) requires an analysis of tax positions taken or to be taken on a tax return and whether such positions are “more likely than not” to be sustained upon examination based on their technical merit. To the extent they would not be sustained, tax expense (and related interest and penalties) would be recognized for financial statement reporting purposes. Management has evaluated the application of FIN 48 to the Fund, and has determined that FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of the Fund’s knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2009, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital. A portion of the distributions paid by the Fund during the year ended December 31, 2008 was characterized as a tax return of capital.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is a wholly owned subsidiary of Bank of America Corporation (“Bank of America”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009	17

Notes to Financial Statements (concluded)

In addition, IQ Advisors has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the “Subadviser”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). Pursuant to the agreement, the Subadviser provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays the Subadviser a monthly fee at an annual rate of .39% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock. ML & Co. has a substantial financial interest in BlackRock.

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ Advisors, received $4,223 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 2009.

Certain officers of the Fund are officers and/or directors of IQ Advisors and/or ML & Co. or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $17,467,335 and $27,131,163, respectively.

Transactions in options written for the six months ended June 30, 2009 were as follows:

	Number of Contracts	Premiums Received

Outstanding call options written, at beginning of period	1,250	$3,635,363
Options written	8,035	13,727,084
Options expired	(2,830)	(5,479,815)
Options closed	(5,255)	(10,143,339)

Outstanding call options written, at end of period	1,200	$1,739,293

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock.The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30, 2009 increased by 90,551 as a result of dividend investments. Shares issued and outstanding during the year ended December 31,2008 decreased by 206,725 as a result of a repurchase offer.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

With regard to repurchase fees, IQ Advisors will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

5. Capital Loss Carryforward:

As of December 31, 2008, the Fund had a net capital loss carryforward of $55,567,793, all of which expires in 2016. This amount will be available to offset like amounts of any future taxable gains.

18	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act (“Offers”). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer, will be on approximately the anniversary of the prior year’s repurchase request deadline; and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its stockholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2009	19

www.IQIAFunds.com

Small Cap Premium & Dividend Income Fund Inc. seeks to provide stockholders with a high level of income, with a secondary goal of capital appreciation.

This report, including the financial information herein, is transmitted to stockholders of Small Cap Premium & Dividend Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp; or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Small Cap Premium & Dividend Income Fund Inc.
2 World Financial Center, 7th Floor
New York, NY 10281

#IQRCC — 6/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) Small Cap Premium & Dividend Fund Inc. - Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Advertising Agencies - 0.4%	AMREP Corp. (a)	200	$2,206
	Arbitron, Inc.	4,100	65,149
	Constant Contact, Inc. (a)	3,700	73,408
	DG FastChannel, Inc. (a)	2,800	51,240
	Harte-Hanks, Inc.	5,700	52,725
	Marchex, Inc. Class B	3,100	10,447
	National CineMedia, Inc.	6,600	90,816
	Travelzoo, Inc. (a)	1,100	12,045
	Valassis Communications, Inc. (a)	7,500	45,825
	ValueClick, Inc. (a)	13,630	143,388

			547,249

Aerospace - 1.4%	AAR Corp. (a)(b)	6,100	97,905
	AeroVironment, Inc. (a)(b)	2,000	61,720
	Argon ST, Inc. (a)	2,100	43,197
	Astronics Corp. (a)	1,500	15,585
	Axsys Technologies, Inc. (a)	1,500	80,460
	Ceradyne, Inc. (a)	4,000	70,640
	Cubic Corp.	2,400	85,896
	Curtiss-Wright Corp.	7,000	208,110
	Ducommun, Inc.	1,600	30,064
	Esterline Technologies Corp. (a)	4,700	127,229
	GenCorp, Inc. (a)	8,600	16,426
	Heico Corp.	3,700	134,162
	Herley Industries, Inc. (a)	2,000	21,940
	Kaman Corp. Class A	4,000	66,800
	LMI Aerospace, Inc. (a)	1,300	13,156
	Ladish Co., Inc. (a)	2,500	32,425
	Moog, Inc. Class A (a)	6,600	170,346
	Orbital Sciences Corp. (a)	8,900	135,013
	Teledyne Technologies, Inc. (a)	5,600	183,400
	Triumph Group, Inc.	2,600	104,000

			1,698,474

Agriculture, Fishing & Ranching - 0.5%	AgFeed Industries, Inc. (a)	4,300	25,499
	Alico, Inc.	500	15,010
	The Andersons, Inc.	2,800	83,832
	Cadiz, Inc. (a)	1,800	17,334
	Cal-Maine Foods, Inc.	2,100	52,416
	Calavo Growers, Inc.	1,600	31,728
	China Green Agriculture, Inc. (a)	1,100	8,899
	Fresh Del Monte Produce, Inc. (a)	6,400	104,064
	HQ Sustainable Maritime Industries, Inc. (a)	1,300	11,895
	Sanderson Farms, Inc.	3,200	144,000
	Seaboard Corp.	50	56,100

			550,777

Air Transport - 0.8%	Air Transport Services Group, Inc. (a)	8,100	18,792
	AirTran Holdings, Inc. (a)	18,800	116,372

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Alaska Air Group, Inc. (a)(b)	5,700	$104,082
	Allegiant Travel Co. (a)	2,400	95,136
	Atlas Air Worldwide Holdings, Inc. (a)	2,800	64,932
	Bristow Group, Inc. (a)	4,500	133,335
	Hawaiian Holdings, Inc. (a)	8,400	50,568
	JetBlue Airways Corp. (a)	35,700	152,439
	PHI, Inc. (a)	2,200	37,708
	Republic Airways Holdings, Inc. (a)	5,400	35,262
	SkyWest, Inc.	8,900	90,780
	UAL Corp. (a)	22,400	71,456
	US Airways Group, Inc. (a)	19,900	48,357

			1,019,219

Alternative Energy - 0.2%	Clean Energy Fuels Corp. (a)	4,700	40,467
	Comverge, Inc. (a)	2,800	33,880
	EnerNOC, Inc. (a)	1,945	42,148
	Evergreen Energy, Inc. (a)	18,300	17,934
	Green Plains Renewable Energy (a)	1,200	7,860
	Syntroleum Corp. (a)	10,200	22,542
	TGC Industries Inc. (a)	2,400	11,688
	US Geothermal, Inc. (a)	9,700	13,774
	USEC, Inc. (a)	17,900	95,228

			285,521

Aluminum - 0.1%	Century Aluminum Co. (a)	7,440	46,351
	Kaiser Aluminum Corp.	2,400	86,184

			132,535

Asset Management & Custodian - 0.8%	Allied Capital Corp.	28,588	99,486
	American Capital Ltd.	34,300	110,103
	Ampal-American Israel Corp. Class A (a)	2,200	5,368
	Apollo Investment Corp.	22,576	135,456
	Ares Capital Corp.	15,478	124,753
	Calamos Asset Management, Inc. Class A	3,100	43,741
	Capital Southwest Corp.	500	36,175
	Cohen & Steers, Inc.	2,700	40,365
	Diamond Hill Investments Group	300	12,054
	Epoch Holding Corp.	1,700	14,688
	Fifth Street Finance Corp.	3,300	33,132
	GAMCO Investors, Inc. Class A	1,100	53,350
	Harris & Harris Group, Inc. (a)	4,000	23,320
	JMP Group, Inc.	2,400	18,456
	Kohlberg Capital Corp.	2,700	17,064
	MCG Capital Corp. (a)	11,100	26,973
	MVC Capital, Inc.	3,400	28,764
	NGP Capital Resources Co.	3,300	19,371
	National Financial Partners Corp.	6,200	45,384
	Oppenheimer Holdings, Inc.	1,600	33,872
	Pzena Investment Management, Inc. Class A	700	5,306

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Resource America, Inc. Class A	1,900	$10,222
	TICC Capital Corp.	4,700	20,727
	Teton Advisors, Inc. (a)	20	46
	U.S. Global Investors, Inc.	1,900	17,594
	Virtus Investment Partners, Inc. (a)	955	14,029
	Westwood Holdings Group, Inc.	800	33,448

			1,023,247

Auto Parts: 0.4%	ATC Technology Corp. (a)	3,100	44,950
	American Axle & Manufacturing Holdings, Inc.	6,900	23,736
	Amerigon, Inc. (a)	3,100	18,910
	ArvinMeritor, Inc.	11,500	50,485
	China Automotive Systems. Inc. (a)	1,000	5,450
	Dana Holding Corp. (a)	14,900	19,072
	Dorman Products, Inc. (a)	1,600	22,128
	Exide Technologies (a)	7,300	27,229
	Fuel Systems Solutions, Inc. (a)	2,000	40,380
	Lear Corp. (a)	8,670	4,335
	Standard Motor Products, Inc.	2,700	22,329
	Stoneridge, Inc. (a)	2,200	10,560
	Superior Industries International, Inc.	3,600	50,760
	Tenneco, Inc. (a)	7,400	78,440
	U.S. Auto Parts Network, Inc. (a)	2,100	7,917
	Wonder Auto Technology, Inc. (a)	2,300	23,299

			449,980

Auto Services - 0.1%	Cooper Tire & Rubber Co.	9,200	91,264
	Titan International, Inc.	5,550	41,459

			132,723

Banks: Diversified - 5.9%	1st Source Corp.	2,300	39,721
	Alliance Financial Corp.	700	19,852
	American National Bankshares, Inc.	900	17,352
	Ameris Bancorp	2,100	13,272
	Ames National Corp.	1,000	24,410
	Arrow Financial Corp.	1,400	37,800
	Auburn National Bancorporation	500	14,250
	Bancfirst Corp.	900	31,122
	Banco Latinoamericana De Comercio Exterior SA	4,300	53,449
	The Bancorp, Inc. (a)	2,000	12,000
	Bancorp Rhode Island, Inc.	700	13,797
	Bank of Kentucky Financial Corp.	600	16,800
	Bank of Marin Bancorp	900	24,084
	Bank of the Ozarks, Inc.	1,900	41,097
	Banner Corp.	2,400	9,168
	Bar Harbor Bankshares	400	12,340
	Boston Private Financial Holdings, Inc.	11,000	49,280
	Bridge Bancorp, Inc.	1,100	29,942
	Bryn Mawr Bank Corp.	1,100	20,757

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	CNB Financial Corporation	1,500	$21,255
	CVB Financial Corp.	10,442	62,339
	California First National Bancorp	200	2,280
	Camden National Corp.	1,200	40,836
	Cape Bancorp, Inc. (a)	1,700	14,671
	Capital City Bank Group, Inc.	1,800	30,330
	Cardinal Financial Corp.	4,300	33,669
	Cathay General Bancorp	7,800	74,178
	Center Bancorp, Inc.	1,600	13,040
	Centerstate Banks, Inc.	1,400	10,388
	Central Pacific Financial Corp.	4,400	16,500
	Century Bancorp, Inc. Class A	700	12,908
	Chemical Financial Corp.	3,200	63,712
	Chicopee Bancorp, Inc. (a)	900	11,673
	Citizens & Northern Corp.	1,400	28,756
	Citizens Banking Corp. (a)	19,300	13,703
	Citizens Holding Co.	600	18,720
	City Holding Co.	2,500	75,900
	CoBiz Financial, Inc.	2,800	17,948
	The Colonial BancGroup, Inc.	31,700	19,654
	Columbia Banking System, Inc.	2,900	29,667
	Community Bank System, Inc.	5,100	74,256
	Community Trust Bancorp, Inc.	2,400	64,200
	Danvers Bancorp, Inc.	2,700	36,315
	Eagle Bancorp, Inc.	1,400	12,320
	East-West Bancorp, Inc.	10,000	64,900
	Enterprise Bancorp, Inc.	700	8,260
	Enterprise Financial Services Corp.	1,700	15,453
	F.N.B. Corp.	14,446	89,421
	Farmers Capital Bank Corp.	1,000	25,170
	Financial Institutions, Inc.	1,700	23,222
	First Bancorp, Inc.	1,300	25,311
	First Bancorp, North Carolina	2,100	32,928
	First BanCorp, Puerto Rico	13,000	51,350
	First Busey Corp.	3,900	28,665
	First Commonwealth Financial Corp.	13,200	83,688
	First Community Bancshares, Inc.	1,400	17,976
	First Financial Bancorp	5,900	44,368
	First Financial Bankshares, Inc.	3,200	161,152
	First Financial Corp.	1,900	60,002
	First Merchants Corp.	3,300	26,499
	First Midwest Bancorp, Inc.	7,600	55,556
	The First of Long Island Corp.	1,000	23,160
	First South Bancorp, Inc.	1,250	14,500
	FirstMerit Corp.	12,796	217,276
	German American Bancorp, Inc.	1,900	27,379

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Glacier Bancorp, Inc.	9,850	$145,485
	Guaranty Bancorp (a)	8,200	15,662
	Hampton Roads Bankshares, Inc.	3,100	25,575
	Hancock Holding Co.	3,600	116,964
	Harleysville National Corp.	6,703	31,504
	Heartland Financial USA, Inc.	2,100	29,988
	Home Bancshares, Inc.	2,226	42,383
	IBERIABANK Corp.	2,600	102,466
	Independent Bank Corp./MA	3,200	63,040
	International Bancshares Corp.	8,326	85,841
	Investors Bancorp, Inc. (a)	7,400	67,784
	Lakeland Bancorp, Inc.	2,966	26,664
	Lakeland Financial Corp.	1,900	36,100
	MB Financial, Inc.	5,577	56,830
	MainSource Financial Group, Inc.	3,180	23,596
	Merchants Bancshares, Inc.	900	19,971
	Meridian Interstate Bancorp, Inc. (a)	1,500	11,175
	Metro Bancorp, Inc. (a)	800	15,408
	Midsouth Bancorp, Inc.	800	13,440
	NASB Financial, Inc.	500	13,950
	NBT Bancorp, Inc.	5,300	115,063
	Nara Bancorp, Inc.	3,500	18,130
	National Bankshares, Inc.	1,200	28,788
	National Penn Bancshares, Inc.	12,835	59,169
	Northeast Community Bancorp	800	6,488
	Northrim Bancorp Inc	1,100	15,312
	Norwood Financial Corp.	300	9,408
	Ohio Valley Banc Corp.	600	17,604
	Old National Bancorp	10,400	102,128
	Old Point Finl Corp	300	5,550
	Old Second Bancorp, Inc.	2,053	12,113
	Oriental Financial Group	3,800	36,860
	Orrstown Financial Service, Inc.	900	33,273
	Pacific Capital Bancorp	7,300	15,622
	Pacific Continental Corp.	1,800	21,834
	PacWest Bancorp	3,629	47,758
	Park National Corp.	1,700	96,016
	Peapack-Gladstone Financial Corp.	1,300	25,077
	Penns Woods Bancorp, Inc.	600	17,484
	Peoples Bancorp, Inc.	1,600	27,280
	Peoples Financial Corp.	500	9,500
	Pinnacle Financial Partners, Inc. (a)	3,800	50,616
	Porter Bancorp, Inc.	600	9,090
	Premierwest Bancorp	3,390	11,357
	PrivateBancorp, Inc.	5,400	120,096
	Prosperity Bancshares, Inc.	7,200	214,776

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Provident Financial Services, Inc.	9,300	$84,630
	Renasant Corp.	3,250	48,815
	Republic Bancorp, Inc. Class A	1,411	31,874
	Republic First Bancorp, Inc. (a)	1,000	7,800
	Rockville Financial, Inc.	1,300	14,235
	Roma Financial Corp.	1,300	16,562
	S&T Bancorp, Inc.	3,700	44,992
	SCBT Financial Corp.	1,860	44,063
	SVB Financial Group (a)	5,200	141,544
	SY Bancorp, Inc.	1,685	40,726
	Sandy Spring Bancorp, Inc.	2,600	38,220
	Santander BanCorp (a)	613	4,266
	Shore Bancshares, Inc.	1,300	23,322
	Sierra Bancorp	1,100	13,893
	Signature Bank (a)	5,500	149,160
	Simmons First National Corp. Class A	2,200	58,784
	Smithtown Bancorp, Inc.	2,500	31,975
	The South Financial Group, Inc.	13,200	15,708
	Southside Bancshares, Inc.	1,964	44,917
	Southwest Bancorp, Inc.	2,200	21,472
	State Bancorp, Inc.	2,200	16,632
	StellarOne Corp.	3,600	46,620
	Sterling Bancorp	2,860	23,881
	Sterling Bancshares, Inc.	12,900	81,657
	Sterling Financial Corp.	8,160	23,746
	Suffolk Bancorp	1,500	38,460
	Sun Bancorp, Inc. (a)	2,134	11,054
	Susquehanna Bancshares, Inc.	13,474	65,888
	Texas Capital Bancshares, Inc. (a)	5,500	85,085
	Tompkins Trustco, Inc.	1,390	66,651
	Tower Bancorp, Inc.	600	21,090
	Towne Bank	3,300	46,200
	Trico Bancshares	2,100	32,550
	TrustCo Bank Corp. NY	11,900	70,329
	Trustmark Corp.	8,900	171,948
	UCBH Holdings, Inc.	18,100	22,806
	UMB Financial Corp.	5,000	190,050
	Umpqua Holdings Corp.	9,388	72,851
	Union Bankshares Corp.	2,050	30,689
	United Bankshares, Inc.	6,000	117,240
	United Community Banks, Inc.	6,692	40,085
	United Security Bancshares	1,100	24,090
	Univest Corp. of Pennsylvania	1,900	38,494
	Washington Banking Co.	1,800	16,956
	Washington Trust Bancorp, Inc.	2,200	39,226
	Webster Financial Corp.	8,093	65,149

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	WesBanco, Inc.	3,400	$49,436
	West Bancorp., Inc.	2,600	13,000
	Westamerica Bancorp.	4,600	228,206
	Western Alliance Bancorp (a)	7,500	51,300
	Wilber Corp.	800	8,880
	Wilshire Bancorp, Inc.	2,900	16,675
	Wintrust Financial Corp.	3,800	61,104
	Yardkin Valley Financial Corp.	2,500	17,275

			7,228,426

Banks: Savings, Thrift & Mortgage Lending - 1.1%	Abington Bancorp, Inc.	3,400	27,064
	Astoria Financial Corp.	13,180	113,084
	Bank Mutual Corp.	7,300	63,656
	BankFinancial Corp.	3,100	27,466
	Beneficial Mutual Bancorp, Inc. (a)	5,000	48,000
	Berkshire Hills Bancorp, Inc.	2,100	43,638
	Brookline Bancorp, Inc.	9,600	89,472
	Brooklyn Federal Bancorp, Inc.	700	7,875
	Clifton Savings Bancorp, Inc.	1,300	13,988
	Dime Community Bancshares, Inc.	4,400	40,084
	Doral Financial Corp. (a)	800	2,000
	ESB Financial Corp.	1,400	18,368
	ESSA Bancorp, Inc.	2,400	32,808
	First Defiance Financial Corp.	1,400	18,200
	First Financial Holdings, Inc.	1,800	16,920
	First Financial Northwest, Inc.	3,100	24,242
	First Financial Service Corp.	600	10,446
	Flagstar Bancorp, Inc. (a)	10,500	7,140
	Flushing Financial Corp.	3,400	31,790
	Fox Chase Bancorp, Inc. (a)	800	7,672
	Great Southern Bancorp, Inc.	1,500	30,825
	Heritage Financial Corp.	1,100	12,716
	Heritage Financial Group	600	5,142
	Home Bancorp, Inc. (a)	1,600	19,104
	Home Federal Bancorp, Inc.	2,900	29,551
	K Fed Bancorp	900	8,262
	Kearny Financial Corp.	2,800	32,032
	Kentucky First Federal Banco	500	6,075
	Legacy Bancorp, Inc./MA	1,000	11,100
	NewAlliance Bancshares, Inc.	16,600	190,900
	Northfield Bancorp, Inc.	2,800	32,536
	Northwest Bancorp, Inc.	2,600	49,036
	OceanFirst Financial Corp.	1,600	19,152
	Ocwen Financial Corp. (a)	5,800	75,226
	Oritani Financial Corp.	1,400	19,194
	Provident New York Bancorp	5,000	40,600
	Prudential Bancorp, Inc. of Pennsylvania	500	5,905

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	United Financial Bancorp, Inc.	2,600	$35,932
	ViewPoint Financial Group	1,600	24,368
	WSFS Financial Corp.	1,000	27,310
	Waterstone Financial, Inc. (a)	1,000	2,970
	Westfield Financial, Inc.	4,900	44,394

			1,366,243

Beverage: Brewers & Distillers - 0.0%	Boston Beer Co., Inc. Class A (a)	1,400	41,426

Beverage: Soft Drinks - 0.1%	Coca-Cola Bottling Co. Consolidated	700	38,591
	Diedrich Coffee Inc. (a)	400	9,512
	Farmer Bros. Co.	900	20,592
	Heckmann Corp. (a)	13,000	48,750
	National Beverage Corp. (a)	1,680	17,892
	Peet’s Coffee & Tea, Inc. (a)	1,700	42,840

			178,177

Biotechnology - 4.1%	AMAG Pharmaceuticals, Inc. (a)	2,690	147,062
	ARYx Therapeutics, Inc. (a)	3,000	12,390
	AVI BioPharma, Inc. (a)	13,300	21,014
	Accelrys, Inc. (a)	4,100	24,231
	Acorda Therapeutics, Inc. (a)	5,900	166,321
	Affymax, Inc. (a)	2,000	36,860
	Albany Molecular Research, Inc. (a)	3,700	31,043
	Allos Therapeutics, Inc. (a)	9,600	79,584
	Alnylam Pharmaceuticals, Inc. (a)	5,600	124,712
	Amicus Therapeutics, Inc. (a)	2,200	25,190
	Arena Pharmaceuticals, Inc. (a)	12,900	64,371
	Ariad Pharmaceuticals, Inc. (a)	13,600	21,624
	Arqule, Inc. (a)	6,000	36,840
	Array Biopharma, Inc. (a)	7,400	23,236
	Biodel, Inc. (a)	2,700	13,932
	BioDelivery Sciences International Inc (a)	1,800	12,006
	BioMimetic Therapeutics, Inc. (a)	1,923	17,768
	Cardium Therapeutics, Inc. (a)	7,100	13,135
	Celera Corp. (a)	13,100	99,953
	Cell Therapeutics, Inc. (a)	71,500	121,550
	Celldex Therapeutics, Inc. (a)	1,400	10,948
	Cepheid, Inc. (a)	9,300	87,606
	Chelsea Therapeutics International, Inc. (a)	4,100	17,302
	Clinical Data, Inc. (a)	1,800	19,836
	Cornerstone Therapeutics, Inc. (a)	900	9,882
	Cougar Biotechnology, Inc. (a)	2,300	98,808
	Cubist Pharmaceuticals, Inc. (a)(b)	9,200	168,636
	Curis, Inc. (a)	11,300	17,967
	Cypress Bioscience, Inc. (a)	6,000	56,520
	Cytokinetics, Inc. (a)	5,700	16,131
	Cytori Therapeutics, Inc. (a)	4,000	14,440
	Discovery Laboratories, Inc. (a)	17,700	18,231

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Dyax Corp. (a)	9,200	$19,688
	Emergent Biosolutions, Inc. (a)	2,700	38,691
	Enzo Biochem, Inc. (a)	4,900	21,707
	Enzon Pharmaceuticals, Inc. (a)	7,100	55,877
	Exelixis, Inc. (a)	17,000	82,790
	Facet Biotech Corp. (a)	3,680	34,187
	GTx, Inc. (a)	2,800	25,844
	Genomic Health, Inc. (a)	2,100	36,393
	Geron Corp. (a)	14,200	108,914
	Halozyme Therapeutics, Inc. (a)	9,800	68,306
	Harvard Bioscience, Inc. (a)	3,500	13,825
	Hemispherx Biopharma, Inc. (a)	18,100	45,974
	Human Genome Sciences, Inc. (a)	21,300	60,918
	Idenix Pharmaceuticals, Inc. (a)	3,900	14,352
	Idera Pharmaceuticals, Inc. (a)	3,400	19,924
	ImmunoGen, Inc. (a)	8,000	68,880
	Immunomedics, Inc. (a)	9,800	24,892
	Incyte Corp. (a)	11,500	37,835
	Insmed, Inc. (a)	19,100	18,909
	InterMune, Inc. (a)	5,900	89,680
	Kensey Nash Corp. (a)	1,400	36,694
	Lexicon Genetics, Inc. (a)	12,600	15,624
	Life Sciences Research, Inc. (a)	1,300	9,321
	Ligand Pharmaceuticals, Inc. Class B (a)	18,400	52,624
	MannKind Corp. (a)	8,100	67,311
	Martek Biosciences Corp.	5,200	109,980
	Maxygen, Inc. (a)	3,700	24,864
	Medarex, Inc. (a)	20,100	167,835
	Medivation, Inc. (a)	4,400	98,604
	Metabolix, Inc. (a)	2,900	23,838
	Micromet, Inc. (a)	6,400	31,872
	Molecular Insight Pharmaceuticals, Inc. (a)	2,700	13,959
	Momenta Pharmaceuticals, Inc. (a)	5,700	68,571
	Myriad Pharmaceuticals, Inc. (a)	3,725	17,321
	NPS Pharmaceuticals, Inc. (a)	7,400	34,484
	Nabi Biopharmaceuticals (a)	8,000	19,360
	Nanosphere, Inc. (a)	1,600	7,856
	Nektar Therapeutics (a)	14,500	93,960
	Neurocrine Biosciences, Inc. (a)	6,100	19,703
	Neurogesx, Inc. (a)	1,700	9,588
	Novavax, Inc. (a)	9,300	30,504
	OncoGenex Pharmaceutical, Inc. (a)	600	13,128
	Onyx Pharmaceuticals, Inc. (a)	8,820	249,253
	Opko Health, Inc. (a)	6,800	12,036
	Orexigen Therapeutics, Inc. (a)	2,900	14,877
	Osiris Therapeutics, Inc. (a)	2,500	33,575

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	OxiGene, Inc. (a)	3,700	$8,066
	PDL BioPharma, Inc.	18,700	147,730
	Pharmasset, Inc. (a)	3,100	34,875
	Poniard Pharmaceuticals, Inc. (a)	4,000	23,880
	Progenics Pharmaceuticals, Inc. (a)	4,200	21,630
	Protalix BioTherapeutics, Inc. (a)	5,860	26,487
	RTI Biologics, Inc. (a)	8,200	35,178
	Regeneron Pharmaceuticals, Inc. (a)	9,800	175,616
	Repligen Corp. (a)	4,600	25,300
	Repros Therapeutics, Inc. (a)	1,300	9,347
	Rigel Pharmaceuticals, Inc. (a)	5,700	69,084
	Sangamo Biosciences, Inc. (a)	6,900	34,086
	Savient Pharmaceuticals, Inc. (a)	9,504	131,725
	Seattle Genetics, Inc. (a)	11,100	107,892
	Sequenom, Inc. (a)	9,100	35,581
	StemCells, Inc. (a)	15,400	26,180
	Sucampo Pharmaceuticals, Inc. Class A (a)	1,700	10,489
	Synta Pharmaceuticals Corp. (a)	2,400	5,544
	Theravance, Inc. (a)	8,300	121,512
	Vanda Pharmaceuticals, Inc. (a)	4,300	50,611
	ViroPharma, Inc. (a)	12,100	71,753
	ZymoGenetics, Inc. (a)	5,600	25,760

			4,991,783

Building Materials - 0.8%	Acuity Brands, Inc.	6,400	179,520
	Ameron International Corp.	1,400	93,856
	BlueLinx Holdings, Inc. (a)	2,400	7,200
	Builders FirstSource, Inc. (a)	2,300	9,568
	Gibraltar Industries, Inc.	4,200	28,854
	Griffon Corp. (a)	6,574	54,696
	Headwaters, Inc. (a)	6,400	21,504
	LSI Industries, Inc.	2,900	15,805
	Louisiana-Pacific Corp. (a)	16,200	55,404
	NCI Building Systems, Inc. (a)	3,100	8,184
	Orion Energy Systems, Inc. (a)	3,300	12,375
	Quanex Building Products Corp.	5,900	66,198
	Simpson Manufacturing Co., Inc.	5,908	127,731
	Texas Industries, Inc.	3,790	118,854
	Trex Co., Inc. (a)	2,400	32,088
	Watsco, Inc.	3,700	181,041

			1,012,878

Building: Climate Control - 0.1%	Aaon, Inc. (b)	2,000	39,840
	Comfort Systems USA, Inc.	6,100	62,525
	Interline Brands, Inc. (a)	5,100	69,768

			172,133

Building: Roofing & Wallboard & Plumbing - 0.1%	Beacon Roofing Supply, Inc. (a)	7,100	102,666

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Cable Television Services - 0.1%	Knology, Inc. (a)	4,300	$37,109
	Mediacom Communications Corp. Class A (a)	6,100	31,171

			68,280

Casinos & Gambling - 0.5%	Ameristar Casinos, Inc.	4,000	76,120
	Bally Technologies, Inc. (a)	8,500	254,320
	Dover Downs Gaming & Entertainment, Inc.	2,250	10,462
	Isle of Capri Casinos, Inc. (a)	2,400	31,968
	Lakes Entertainment, Inc. (a)	3,500	10,185
	Monarch Casino & Resort, Inc. (a)	1,400	10,220
	Multimedia Games, Inc. (a)	4,600	22,816
	Pinnacle Entertainment, Inc. (a)	9,440	87,698
	Shuffle Master, Inc. (a)	8,400	55,524
	Youbet.com, Inc. (a)	4,300	14,190

			573,503

Cement - 0.0%	U.S. Concrete, Inc. (a)	5,200	10,296

Chemicals: Diversified - 1.5%	Aceto Corp.	3,900	26,013
	American Vanguard Corp.	2,900	32,770
	Arch Chemicals, Inc.	4,000	98,360
	Balchem Corp.	2,900	71,108
	Calgon Carbon Corp. (a)	8,700	120,843
	Hawkins, Inc.	1,500	33,870
	ICO, Inc. (a)	4,300	11,696
	Innophos Holdings, Inc.	2,800	47,292
	Innospec, Inc.	3,700	39,775
	LSB Industries, Inc. (a)	2,600	42,042
	Landec Corp. (a)	4,400	29,876
	NewMarket Corp.	1,500	100,995
	OM Group, Inc. (a)	4,900	142,198
	Olin Corp.	12,400	147,436
	Omnova Solutions, Inc. (a)	7,500	24,450
	PolyOne Corp. (a)	14,500	39,295
	Polypore International, Inc. (a)	3,400	37,808
	Quaker Chemical Corp.	1,700	22,593
	Rockwood Holdings, Inc. (a)	7,700	112,728
	Schulman A, Inc.	3,500	52,885
	Sensient Technologies Corp.	7,600	171,532
	ShengdaTech, Inc. (a)	4,400	16,588
	Solutia, Inc. (a)	14,400	82,944
	Stepan Co.	1,100	48,576
	W.R. Grace & Co. (a)(b)	11,300	139,781
	Westlake Chemical Corp.	3,000	61,170
	Zep, Inc.	3,350	40,368

			1,794,992

Coal - 0.2%	International Coal Group, Inc. (a)	13,700	39,182
	James River Coal Co. (a)	4,300	65,059
	Patriot Coal Corp. (a)	10,300	65,714

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Westmoreland Coal Co. (a)	1,600	$12,960

			182,915

Commercial Finance & Mortgage Companies - 0.1%	Financial Federal Corp.	4,000	82,200
	Medallion Financial Corp.	2,300	17,595
	NewStar Financial, Inc. (a)	3,400	6,494

			106,289

Commercial Services - 3.2%	ABM Industries, Inc.	7,100	128,297
	AMN Healthcare Services, Inc. (a)	5,100	32,538
	APAC Customer Services, Inc. (a)	4,300	22,059
	Administaff, Inc.	3,300	76,791
	The Advisory Board Co. (a)	2,400	61,680
	Barrett Business Services, Inc.	1,100	11,550
	CBIZ, Inc. (a)	6,900	49,128
	CDI Corp.	1,900	21,185
	COMSYS IT Partners, Inc. (a)	2,300	13,455
	CRA International, Inc. (a)	1,700	47,192
	Compass Diversified Holdings	3,600	29,124
	Cornell Cos., Inc. (a)	1,700	27,557
	Corporate Executive Board Co.	5,500	114,180
	CoStar Group, Inc. (a)	3,100	123,597
	Cross Country Healthcare, Inc. (a)	4,800	32,976
	Diamond Management & Technology Consultants, Inc.	3,400	14,280
	Dice Holdings, Inc. (a)	2,300	10,695
	DynCorp. International, Inc. (a)	3,800	63,802
	ExlService Holdings, Inc. (a)	2,400	26,904
	Exponent, Inc. (a)	2,100	51,471
	First Advantage Corp. Class A (a)	1,600	24,336
	Forrester Research, Inc. (a)	2,400	58,920
	G&K Services, Inc. Class A	2,900	61,335
	GP Strategies Corp. (a)	2,300	13,547
	The Geo Group, Inc. (a)	8,100	150,498
	Global Sources Ltd. (a)	2,477	17,859
	Health Grades, Inc. (a)	4,200	16,422
	Healthcare Services Group, Inc.	6,800	121,584
	Heidrick & Struggles International, Inc.	2,700	49,275
	Huron Consulting Group, Inc. (a)	3,400	157,182
	ICF International, Inc. (a)	1,420	39,178
	ICT Group, Inc. (a)	1,300	11,349
	Innodata Corp. (a)	3,100	13,578
	inVentiv Health, Inc. (a)	5,200	70,356
	Kelly Services, Inc. Class A	4,100	44,895
	Kforce, Inc. (a)	4,600	38,042
	Korn/Ferry International (a)	7,000	74,480
	Liquidity Services, Inc. (a)	2,300	22,678
	LoopNet, Inc. (a)	2,900	22,475

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	MAXIMUS, Inc.	2,700	$111,375
	MPS Group, Inc. (a)	14,500	110,780
	Mac-Gray Corp. (a)	1,700	22,508
	Navigant Consulting, Inc. (a)	8,000	103,360
	On Assignment, Inc. (a)	5,300	20,723
	PHH Corp. (a)	8,500	154,530
	Primoris Services Corp.	1,100	8,162
	Resources Connection, Inc. (a)	7,000	120,190
	Rollins, Inc.	6,900	119,439
	SYKES Enterprises, Inc. (a)	5,600	101,304
	Schawk, Inc.	2,300	17,273
	Spherion Corp. (a)	8,100	33,372
	Standard Parking Corp. (a)	1,100	17,919
	Startek, Inc. (a)	2,100	16,842
	TeleTech Holdings, Inc. (a)	4,900	74,235
	Tetra Tech, Inc. (a)	9,400	269,310
	TrueBlue, Inc. (a)	6,900	57,960
	Unifirst Corp.	2,200	81,774
	Viad Corp.	3,200	55,104
	Volt Information Sciences, Inc. (a)	1,850	11,600
	Watson Wyatt Worldwide, Inc.	6,600	247,698
	World Fuel Services Corp.	4,700	193,781

			3,915,689

Commercial Services: Rental & Leasing- 0.4%	Aircastle Ltd.	7,300	53,655
	CAI International, Inc. (a)	1,400	7,140
	Electro Rent Corp.	2,800	26,572
	H&E Equipment Services, Inc. (a)	4,500	42,075
	McGrath RentCorp	3,700	70,522
	Mobile Mini, Inc. (a)	5,700	83,619
	RSC Holdings, Inc. (a)	7,400	49,728
	TAL International Group, Inc.	2,200	23,980
	United Rentals, Inc. (a)	9,700	62,953
	Willis Lease Finance Corp. (a)	600	7,872

			428,116

Commercial Vehicles & Parts - 0.2%	Force Protection, Inc. (a)	11,200	99,008
	Miller Industries, Inc. (a)	1,800	15,840
	Modine Manufacturing Co.	5,100	24,480
	Spartan Motors, Inc.	4,900	55,517

			194,845

Communications Technology - 3.3%	3Com Corp. (a)	61,200	288,252
	AboveNet, Inc. (a)	1,000	80,980
	Acme Packet, Inc. (a)	6,000	60,720
	Adtran, Inc.	8,600	184,642
	Airvana, Inc. (a)	3,700	23,569
	Anaren, Inc. (a)	2,300	40,664
	Anixter International, Inc. (a)(b)	4,600	172,914

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Aruba Networks, Inc. (a)	9,500	$83,030
	Avocent Corp. (a)	6,980	97,441
	Bel Fuse, Inc.	1,600	25,664
	BigBand Networks, Inc. (a)	5,100	26,367
	Black Box Corp.	2,700	90,369
	Comtech Telecommunications Corp. (a)	4,400	140,272
	DigitalGlobe, Inc. (a)	2,200	42,240
	Digi International, Inc. (a)	3,900	38,025
	EMS Technologies, Inc. (a)	2,400	50,160
	Echelon Corp. (a)	5,300	44,944
	Emulex Corp. (a)	13,200	129,096
	Extreme Networks, Inc. (a)	13,900	27,800
	GSI Technology, Inc. (a)	2,500	9,650
	GeoEye, Inc. (a)	2,900	68,324
	Globecomm Systems, Inc. (a)	3,500	25,165
	Harmonic, Inc. (a)	15,300	90,117
	Harris Stratex Networks, Inc. Class A (a)	9,500	61,560
	Hughes Communications, Inc. (a)	1,300	29,679
	Infinera Corp. (a)	12,900	117,777
	InterDigital, Inc. (a)	6,900	168,636
	Ixia (a)	4,500	30,330
	KVH Industries, Inc. (a)	2,000	13,660
	Loral Space & Communications Ltd. (a)	1,700	43,775
	NETGEAR, Inc. (a)	5,400	77,814
	Network Equipment Technologies, Inc. (a)	4,300	18,318
	Novatel Wireless, Inc. (a)	4,800	43,296
	Oplink Communications, Inc. (a)	3,128	35,659
	PC-Tel, Inc. (a)	2,900	15,515
	Plantronics, Inc.	7,600	143,716
	Polycom, Inc. (a)	13,300	269,591
	Power-One, Inc. (a)	12,000	17,880
	Riverbed Technology, Inc. (a)	8,600	199,434
	SeaChange International, Inc. (a)	4,700	37,741
	Shoretel, Inc. (a)	6,600	52,800
	Sonus Networks, Inc. (a)	32,300	52,003
	Starent Networks Corp. (a)	6,100	148,901
	Switch and Data Facilities Co., Inc. (a)	3,100	36,363
	Sycamore Networks, Inc. (a)	30,900	96,717
	Syniverse Holdings, Inc. (a)	10,600	169,918
	Tekelec (a)	10,300	173,349
	Viasat, Inc. (a)	4,200	107,688

			4,002,525

Computer Services Software & Systems - 6.6%	3PAR, Inc. (a)	4,100	50,840
	ACI Worldwide, Inc. (a)(b)	5,700	79,572
	AMICAS, Inc. (a)	6,300	17,514
	ActivIdentity Corp. (a)	6,600	16,698

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Actuate Corp. (a)	6,800	$32,504
	Acxiom Corp.	10,500	92,715
	American Reprographics Co. (a)	5,700	47,424
	American Software Class A	3,800	21,888
	ArcSight, Inc. (a)	3,000	53,310
	Ariba, Inc. (a)	13,900	136,776
	Art Technology Group, Inc. (a)	19,800	75,240
	AsiaInfo Holdings, Inc. (a)	4,500	77,445
	Avid Technology, Inc. (a)	4,600	61,686
	Blackbaud, Inc.	6,900	107,295
	Blackboard, Inc. (a)	4,900	141,414
	Blue Coat Systems, Inc. (a)	6,100	100,894
	Bottomline Technologies, Inc. (a)	4,200	37,842
	CACI International, Inc. Class A (a)	4,700	200,737
	CSG Systems International, Inc. (a)	5,500	72,820
	Callidus Software, Inc. (a)	4,500	12,825
	China Information Security Technology, Inc. (a)	4,200	12,012
	China Transinfo Technology (a)	1,900	8,854
	Chordiant Software, Inc. (a)	4,660	16,916
	Ciber, Inc. (a)	11,380	35,278
	CommVault Systems, Inc. (a)	6,500	107,770
	Compellent Technologies, Inc. (a)	2,800	42,700
	Computer Task Group, Inc. (a)	2,700	16,470
	ComScore, Inc. (a)	3,500	46,620
	Concur Technologies, Inc. (a)	6,200	192,696
	DealerTrack Holdings, Inc. (a)	6,000	102,000
	Delrek, Inc. (a)	1,533	6,653
	DemandTec, Inc. (a)	3,300	29,040
	Digital River, Inc. (a)	5,900	214,288
	DivX, Inc. (a)	5,400	29,646
	Double-Take Software, Inc. (a)	2,600	22,490
	eLoyalty Corp. (a)	1,300	10,244
	ePlus, Inc. (a)	500	7,285
	EPIQ Systems, Inc. (a)	4,900	75,215
	EarthLink, Inc. (a)	16,700	123,747
	Ebix, Inc. (a)	1,100	34,452
	Entrust, Inc. (a)	10,000	18,100
	Epicor Software Corp. (a)	7,000	37,100
	FalconStor Software, Inc. (a)	5,400	25,650
	GSE Systems, Inc. (a)	2,800	18,900
	GSI Commerce, Inc. (a)	3,900	55,575
	Gartner, Inc. Class A (a)	9,300	141,918
	The Hackett Group, Inc. (a)	6,500	15,145
	i2 Technologies, Inc. (a)	2,300	28,865
	iGate Corp.	3,300	21,846
	infoGROUP, Inc.	5,000	28,550

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Imergent, Inc.	1,500	$10,500
	Informatica Corp. (a)	13,600	233,784
	Infospace, Inc. (a)	5,500	36,465
	Integral Systems, Inc. (a)	2,542	21,149
	Interactive Intelligence, Inc. (a)	1,900	23,294
	Internap Network Services Corp. (a)	7,910	27,606
	Internet Brands, Inc. Class A (a)	4,100	28,700
	Internet Capital Group, Inc. (a)	5,700	38,361
	JDA Software Group, Inc. (a)	4,100	61,336
	Kenexa Corp. (a)	3,500	40,495
	Keynote Systems, Inc. (a)	1,900	14,516
	Lawson Software, Inc. (a)	21,300	118,854
	Limelight Networks, Inc. (a)	4,317	18,995
	Lionbridge Technologies, Inc. (a)	10,100	18,584
	LivePerson, Inc. (a)	7,000	27,930
	MSC.Software Corp. (a)	7,100	47,286
	Manhattan Associates, Inc. (a)	3,600	65,592
	Mantech International Corp. Class A (a)	3,500	150,640
	Mentor Graphics Corp. (a)	15,100	82,597
	Mercury Computer Systems, Inc. (a)	3,500	32,375
	MicroStrategy, Inc. Class A (a)	1,400	70,308
	Moduslink Global Solutions, Inc. (a)	7,400	50,764
	Monotype Imaging Holdings, Inc. (a)	3,700	25,197
	NCI, Inc. Class A (a)	1,000	30,420
	NIC, Inc.	7,700	52,129
	Ness Technologies, Inc. (a)	5,900	23,069
	NetScout Systems, Inc. (a)	3,600	33,768
	NetSuite, Inc. (a)	2,800	33,068
	Omniture, Inc. (a)	10,713	134,555
	OpenTV Corp. (a)	12,300	16,236
	OpenTable, Inc. (a)	400	12,068
	Openwave Systems, Inc. (a)	13,800	30,912
	Opnet Technologies, Inc.	2,100	19,236
	PAR Technology Corp. (a)	1,600	10,224
	PROS Holdings, Inc. (a)	3,200	25,984
	Parametric Technology Corp. (a)	18,020	210,654
	Pegasystems, Inc.	2,300	60,674
	Perficient, Inc. (a)	4,500	31,455
	Perot Systems Corp. Class A (a)	13,600	194,888
	Pervasive Software Inc. (a)	2,200	13,398
	Phoenix Technologies Ltd. (a)	4,400	11,924
	Progress Software Corp. (a)	6,300	133,371
	QAD, Inc.	1,800	5,850
	Quest Software, Inc. (a)	10,500	146,370
	Rackspace Hosting, Inc. (a)	10,300	142,758
	Radiant Systems, Inc. (a)	4,200	34,860

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	RealNetworks, Inc. (a)	13,000	$38,870
	RightNow Technologies, Inc. (a)	3,300	38,940
	SAVVIS, Inc. (a)	5,750	65,838
	SPSS, Inc. (a)	2,900	96,773
	SRA International, Inc. Class A (a)	6,500	114,140
	SYNNEX Corp. (a)	3,000	74,970
	Saba Software, Inc. (a)	4,400	16,940
	Sapient Corp. (a)	13,300	83,657
	Smith Micro Software, Inc. (a)	4,200	41,244
	SolarWinds, Inc. (a)	1,800	29,682
	Solera Holdings, Inc. (a)	10,800	274,320
	SonicWALL, Inc. (a)	8,400	46,032
	Sourcefire, Inc. (a)	3,600	44,604
	Stanley, Inc. (a)	1,800	59,184
	SuccessFactors, Inc. (a)	6,000	55,080
	SumTotal Systems, Inc. (a)	5,300	25,493
	Support.com Inc. (a)	7,800	17,004
	Synchronoss Technologies, Inc. (a)	3,100	38,037
	Syntel, Inc.	2,000	62,880
	TIBCO Software, Inc. (a)	27,600	197,892
	TNS, Inc. (a)	3,900	73,125
	Taleo Corp. Class A (a)	4,800	87,696
	TechTarget, Inc. (a)	1,800	7,200
	TeleCommunication Systems, Inc. Class A (a)	5,900	41,949
	Terremark Worldwide, Inc. (a)	8,000	46,240
	Tier Technologies, Inc. Class B (a)	2,600	19,968
	Tyler Technologies, Inc. (a)	4,700	73,414
	Ultimate Software Group, Inc. (a)	3,800	92,112
	Unica Corp. (a)	1,800	9,864
	Unisys Corp. (a)	59,500	89,845
	United Online, Inc.	12,844	83,614
	VASCO Data Security International, Inc. (a)	4,200	30,702
	VeriFone Holdings, Inc. (a)	11,500	86,365
	Vignette Corp. (a)	3,800	49,970
	Virtusa Corp. (a)	1,900	15,257
	Web.Com Group, Inc. (a)	4,200	23,646
	Websense, Inc. (a)	6,900	123,096
	Wind River Systems, Inc. (a)	10,900	124,914
	Zix Corp. (a)	9,100	13,650

			8,130,870

Computer Technology - 1.2%	Adaptec, Inc. (a)	19,100	50,615
	Cray, Inc. (a)	5,000	39,400
	Data Domain, Inc. (a)	7,400	246,790
	Dynamics Research Corp. (a)	1,200	12,012
	Imation Corp.	4,600	35,006
	Immersion Corp. (a)	4,100	20,254

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Intermec, Inc. (a)	9,700	$125,130
	Isilon Systems, Inc. (a)	4,000	16,960
	Netezza Corp. (a)	7,600	63,232
	Palm, Inc. (a)	21,500	356,255
	Quantum Corp. (a)	31,900	26,477
	Radisys Corp. (a)	3,700	33,337
	Rimage Corp. (a)	1,500	24,915
	STEC, Inc. (a)	3,800	88,122
	Safeguard Scientifics, Inc. (a)	18,300	24,156
	Silicon Graphics International Corp. (a)	4,500	20,430
	Stratasys, Inc. (a)	3,200	35,168
	Super Micro Computer, Inc. (a)	3,600	27,576
	Synaptics, Inc. (a)	5,350	206,778

			1,452,613

Construction - 0.6%	EMCOR Group, Inc. (a)	10,300	207,236
	Granite Construction, Inc.	5,300	176,384
	Great Lakes Dredge & Dock Corp.	6,000	28,680
	Insituform Technologies, Inc. Class A (a)	6,100	103,517
	Orion Marine Group, Inc. (a)	3,400	64,600
	Sterling Construction Co., Inc. (a)	2,000	30,520
	Tutor Perini Corp. (a)	3,900	67,704

			678,641

Consumer Electronics - 0.2%	Audiovox Corp. Class A (a)	2,700	15,822
	Ipass, Inc. (a)	9,000	14,400
	TiVo, Inc. (a)	16,331	171,149
	Universal Electronics, Inc. (a)	2,100	42,357

			243,728

Consumer Lending - 0.5%	Advance America, Cash Advance Centers, Inc.	6,600	29,238
	Asset Acceptance Capital Corp. (a)	2,200	16,918
	Cash America International, Inc.	4,700	109,933
	Credit Acceptance Corp. (a)	878	19,184
	Dollar Financial Corp. (a)	3,700	51,023
	Encore Capital Group, Inc. (a)	2,100	27,825
	First Cash Financial Services, Inc. (a)	3,733	65,402
	The First Marblehead Corp. (a)	9,700	19,594
	MGIC Investment Corp.	19,300	84,920
	MoneyGram International, Inc. (a)	14,100	25,098
	Nelnet, Inc. Class A (a)	2,900	39,411
	Portfolio Recovery Associates, Inc. (a)	2,500	96,825
	QC Holdings, Inc.	300	1,542
	Tree.com, Inc. (a)	900	8,640
	World Acceptance Corp. (a)	2,500	49,775

			645,328

Consumer Services Miscellaneous - 0.6%	Coinstar, Inc. (a)	4,725	126,158
	Core-Mark Holdings Co., Inc. (a)	1,500	39,090
	Jackson Hewitt Tax Service, Inc.	4,400	27,544

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	The Knot, Inc. (a)	4,600	$36,248
	Mercadolibre, Inc. (a)	4,000	107,520
	Move, Inc. (a)	25,000	54,000
	Nutri/System, Inc.	4,800	69,600
	Pre-Paid Legal Services, Inc. (a)	1,200	52,308
	Sotheby’s Holdings, Inc. Class A	10,600	149,566
	Steiner Leisure Ltd. (a)	2,300	70,219

			732,253

Containers & Packaging - 0.5%	AEP Industries, Inc. (a)	800	21,112
	Bway Holding Co. (a)	1,200	21,036
	Graphic Packaging Holding Co. (a)	16,600	30,378
	Myers Industries, Inc.	5,200	43,264
	Rock-Tenn Co. Class A	6,000	228,960
	Silgan Holdings, Inc.	4,200	205,926

			550,676

Cosmetics - 0.1%	Bare Escentuals, Inc. (a)	10,195	90,430
	Elizabeth Arden, Inc. (a)	3,800	33,174
	Inter Parfums, Inc.	2,050	15,047
	Revlon, Inc., Class A (a)	2,800	15,232

			153,883

Diversified Financial Services - 0.5%	American Physicians Service Group, Inc.	900	20,430
	Broadpoint Gleacher Securities, Inc. (a)	5,951	33,206
	Cheviot Financial Corp.	300	2,400
	CompuCredit Corp. (a)	2,500	5,750
	Duff & Phelps Corp.	2,500	44,450
	Evercore Partners, Inc. Class A	1,600	31,424
	FBR Capital Markets Corp. (a)	2,300	10,810
	FCStone Group, Inc. (a)	4,750	18,762
	First California Financial Group (a)	1,100	6,787
	Main Street Capital Corp.	1,200	16,428
	Piper Jaffray Cos. (a)	3,100	135,377
	Rewards Network, Inc. (a)	2,700	10,098
	Sanders Morris Harris Group, Inc.	3,000	16,500
	Stifel Financial Corp. (a)	4,252	204,479
	Thomas Weisel Partners Group, Inc. (a)	3,121	18,788
	Triangle Capital Corp.	1,000	10,920

			586,609

Diversified Manufacturing Operations - 0.2%	A.M. Castle & Co.	2,500	30,200
	Barnes Group, Inc.	7,300	86,797
	Federal Signal Corp.	7,600	58,140
	Raven Industries, Inc.	2,500	64,000
	Standex International Corp.	1,900	22,040
	Trimas Corp. (a)	2,000	6,740

			267,917

Diversified Materials & Processing - 1.0%	Belden, Inc.	7,400	123,580
	Brady Corp.	7,600	190,912

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Cabot Microelectronics Corp. (a)	3,700	$104,673
	Clarcor, Inc.	8,100	236,439
	Encore Wire Corp.	2,800	59,780
	Fushi Copperweld, Inc. (a)	2,300	19,021
	GenTek, Inc. (a)	1,400	31,262
	Hexcel Corp. (a)	15,000	142,950
	Insteel Industries, Inc.	2,700	22,248
	Koppers Holdings, Inc.	3,200	84,384
	NL Industries, Inc.	1,200	8,856
	Rogers Corp. (a)	2,500	50,575
	Symyx Technologies, Inc. (a)	5,300	31,005
	Tredegar Corp.	4,800	63,936
	Uranium Energy Corp. (a)	7,900	22,910
	Zapata Corp. (a)	1,200	8,172

			1,200,703

Diversified Media - 0.0%	Belo Corp. Class A	13,800	24,702
	EW Scripps Co.	5,500	11,495
	Playboy Enterprises, Inc. Class B (a)	3,300	8,283

			44,480

Diversified Retail - 3.8%	1-800-FLOWERS.COM, Inc. Class A (a)	4,100	7,872
	99 Cents Only Stores (a)	7,300	99,134
	America’s Car Mart, Inc. (a)	1,400	28,700
	AnnTaylor Stores Corp. (a)	9,452	75,427
	Asbury Automotive Group, Inc.	4,800	49,152
	bebe Stores, Inc.	3,400	23,392
	Big 5 Sporting Goods Corp.	3,400	37,604
	Blue Nile, Inc. (a)	2,000	85,980
	Books-A-Million, Inc.	900	6,399
	Borders Group, Inc. (a)	7,100	26,128
	Brown Shoe Co., Inc.	6,525	47,241
	The Buckle, Inc.	4,000	127,080
	Build-A-Bear Workshop, Inc. (a)	2,500	11,175
	Cabela’s, Inc. Class A (a)	6,100	75,030
	The Cato Corp. Class A	4,300	74,992
	Central Garden & Pet Co. Class A (a)	9,769	96,225
	Charlotte Russe Holding, Inc. (a)	3,300	42,504
	Charming Shoppes, Inc. (a)	18,100	67,332
	The Children’s Place Retail Stores, Inc. (a)	3,800	100,434
	Christopher & Banks Corp.	5,600	37,576
	Citi Trends, Inc. (a)	2,300	59,524
	Coldwater Creek, Inc. (a)	8,900	53,934
	Collective Brands, Inc. (a)	10,000	145,700
	Conn’s, Inc. (a)	1,500	18,750
	DSW, Inc. Class A (a)	2,000	19,700
	drugstore.com, Inc. (a)	13,400	24,388
	Destination Maternity Corp. (a)	900	15,012

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Dillard’s, Inc. Class A	7,800	$71,760
	Dress Barn, Inc. (a)	7,000	100,100
	Ezcorp, Inc. (a)	7,100	76,538
	The Finish Line, Inc. Class A	6,655	49,380
	Fred’s, Inc.	6,300	79,380
	Gaiam, Inc. (a)	2,500	13,675
	Gander Mountain Co. (a)	1,100	6,600
	Genesco, Inc. (a)	3,000	56,310
	Group 1 Automotive, Inc.	3,700	96,274
	Gymboree Corp. (a)	4,600	163,208
	HSN, Inc. (a)	6,400	67,648
	Haverty Furniture Cos., Inc.	2,700	24,705
	hhgregg, Inc. (a)	1,700	25,772
	Hibbett Sports, Inc. (a)	4,450	80,100
	Hot Topic, Inc. (a)	6,900	50,439
	Insight Enterprises, Inc. (a)	7,200	69,552
	Jo-Ann Stores, Inc. (a)	4,200	86,814
	Jos. A. Bank Clothiers, Inc. (a)	2,825	97,350
	Lawson Products, Inc.	679	9,649
	Lithia Motors, Inc. Class A	2,900	26,796
	Lumber Liquidators, Inc. (a)	2,300	36,248
	Men’s Wearhouse, Inc.	8,300	159,194
	Midas, Inc. (a)	2,200	23,056
	Monro Muffler, Inc.	2,600	66,846
	New York & Co. (a)	3,500	10,815
	Nu Skin Enterprises, Inc. Class A	7,700	117,810
	OfficeMax, Inc.	11,768	73,903
	Overstock.com, Inc. (a)	2,400	28,704
	PC Connection, Inc. (a)	1,400	7,350
	PC Mall, Inc. (a)	1,800	12,168
	Pacific Sunwear of California, Inc. (a)	10,300	34,711
	The Pep Boys - Manny, Moe & Jack	7,800	79,092
	PetMed Express, Inc. (a)	3,700	55,611
	Pier 1 Imports, Inc. (a)	13,400	26,666
	PriceSmart, Inc.	2,400	40,200
	Regis Corp.	7,000	121,870
	Retail Ventures, Inc. (a)	3,700	8,066
	Rex Stores Corp. (a)	1,100	11,066
	Rush Enterprises, Inc. Class A (a)	5,100	59,415
	Saks, Inc. (a)	19,100	84,613
	Sally Beauty Co., Inc. (a)	14,700	93,492
	School Specialty, Inc. (a)	2,900	58,609
	Shoe Carnival, Inc. (a)	1,400	16,702
	Shutterfly, Inc. (a)	3,200	44,640
	Sonic Automotive, Inc.	3,900	39,624
	Sport Supply Group, Inc.	1,700	14,603

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Stage Stores, Inc.	5,950	$66,045
	Stamps.com, Inc. (a)	1,900	16,112
	Stein Mart, Inc. (a)	3,800	33,668
	Syms Corp. (a)	1,000	7,510
	Systemax, Inc. (a)	1,600	19,056
	The Talbots, Inc.	3,800	20,520
	Ticketmaster Entertainment (a)	6,200	39,804
	Titan Machinery, Inc. (a)	1,900	24,111
	Tractor Supply Co. (a)	5,600	231,392
	Tuesday Morning Corp. (a)	4,700	15,839
	Tween Brands, Inc. (a)	3,900	26,052
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,500	50,040
	The Wet Seal, Inc. Class A (a)	14,800	45,436
	Zale Corp. (a)	3,200	11,008
	Zumiez, Inc. (a)	3,000	24,030

			4,664,132

Drug & Grocery Store Chains - 0.7%	Arden Group, Inc. Class A	200	25,020
	Casey’s General Stores, Inc.	8,000	205,520
	The Great Atlantic & Pacific Tea Co., Inc. (a)	5,307	22,555
	Ingles Markets, Inc. Class A	2,000	30,480
	Nash Finch Co.	2,000	54,120
	The Pantry, Inc. (a)	3,500	58,100
	Ruddick Corp.	6,700	156,981
	Spartan Stores, Inc.	3,500	43,435
	Susser Holdings Corp. (a)	1,300	14,547
	Village Super Market, Inc. Class A	900	26,775
	Weis Markets, Inc.	1,700	56,984
	Winn-Dixie Stores, Inc. (a)	8,400	105,336

			799,853

Education Services - 0.7%	Ambassadors Group, Inc.	2,900	39,933
	American Public Education, Inc. (a)	2,800	110,908
	Bridgepoint Education, Inc. (a)	2,200	37,400
	Capella Education Co. (a)	2,300	137,885
	Chinacast Education Corp. (a)	4,900	34,888
	Corinthian Colleges, Inc. (a)(b)	12,400	209,932
	Franklin Covey Co. (a)	1,800	11,214
	Grand Canyon Education, Inc. (a)	2,600	43,628
	K12, Inc. (a)	3,600	77,580
	Learning Tree International, Inc. (a)	1,200	12,360
	Lincoln Educational Services Corp. (a)	1,600	33,488
	Nobel Learning Communities, Inc. (a)	500	5,735
	The Princeton Review, Inc. (a)	2,300	12,443
	Renaissance Learning, Inc.	800	7,368
	Rosetta Stone, Inc. (a)	900	24,696
	Universal Technical Institute, Inc. (a)	3,100	46,283

			845,741

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Electrical Components - 0.6%	3D Systems Corp. (a)	2,600	$18,746
	Acacia Research - Acacia Technologies (a)	4,800	37,776
	Checkpoint Systems, Inc. (a)	6,100	95,709
	Cogent, Inc. (a)	6,900	74,037
	Methode Electronics, Inc.	5,900	41,418
	Microvision, Inc. (a)	10,700	32,849
	Multi-Fineline Electronix, Inc. (a)	1,500	32,100
	NVE Corp. (a)	700	34,020
	Park Electrochemical Corp.	3,200	68,896
	ScanSource, Inc. (a)	4,200	102,984
	Smart Modular Technologies WWH, Inc. (a)	5,700	12,939
	TTM Technologies, Inc. (a)	6,700	53,332
	Technitrol, Inc.	6,200	40,114
	Universal Display Corp. (a)	4,400	43,032

			687,952

Electronic Entertainment - 0.2%	DTS, Inc. (a)	2,700	73,089
	Memsic, Inc. (a)	3,000	12,720
	THQ, Inc. (a)	10,600	75,896
	Take-Two Interactive Software, Inc.	12,800	121,216

			282,921

Electronics - 0.4%	Agilysys, Inc.	2,000	9,360
	American Science & Engineering, Inc.	1,400	96,768
	CPI International, Inc. (a)	1,100	9,559
	Coherent, Inc. (a)	3,300	68,244
	Daktronics, Inc.	5,200	40,040
	II-VI, Inc. (a)	3,900	86,463
	IPG Photonics Corp. (a)	3,800	41,686
	iRobot Corp. (a)	3,200	41,536
	Newport Corp. (a)	5,700	33,003
	Rofin-Sinar Technologies, Inc. (a)	4,500	90,045
	SRS Labs Inc. (a)	1,600	10,640
	Spectrum Control, Inc. (a)	2,200	19,360

			546,704

Energy Equipment - 0.2%	Ascent Solar Technologies, Inc. (a)	2,700	21,114
	Energy Conversion Devices, Inc. (a)	7,300	103,295
	Evergreen Solar, Inc. (a)	30,200	65,534
	FuelCell Energy, Inc. (a)	10,300	43,054
	GT Solar International, Inc. (a)	4,500	23,940
	PowerSecure International, Inc. (a)	2,700	11,502
	Raser Technologies, Inc. (a)	7,800	21,840

			290,279

Engineering & Contracting Services - 0.3%	Argan, Inc. (a)	1,300	18,369
	Dycom Industries, Inc. (a)	6,100	67,527
	ENGlobal Corp. (a)	2,600	12,792
	Furmamite Corp. (a)	5,600	24,976
	Hill International, Inc. (a)	3,900	16,770

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Integrated Electrical Services, Inc. (a)	1,400	$10,934
	Layne Christensen Co. (a)	3,000	61,350
	MYR Group, Inc. (a)	2,600	52,572
	Michael Baker Corp. (a)	1,300	55,068
	VSE Corp.	600	15,696

			336,054

Entertainment - 0.3%	Ascent Media Corp. Class A (a)	2,245	59,672
	CKX, Inc. (a)	9,100	64,519
	Carmike Cinemas, Inc.	1,900	15,922
	Cinemark Holdings, Inc.	4,900	55,468
	Live Nation, Inc. (a)	12,900	62,694
	LodgeNet Interactive Corp. (a)	3,600	12,240
	Reading International, Inc. Class A (a)	3,200	14,560
	Rentrak Corp. (a)	1,400	23,002
	World Wrestling Entertainment, Inc.	3,200	40,192

			348,269

Financial Data & Systems - 1.1%	Advent Software, Inc. (a)(b)	2,400	78,696
	Bankrate, Inc. (a)	2,000	50,480
	Cardtronics, Inc. (a)	1,700	6,477
	Cass Information Systems, Inc.	1,225	40,106
	CyberSource Corp. (a)	10,841	165,867
	Euronet Worldwide, Inc. (a)	7,700	149,303
	Fair Isaac Corp.	7,600	117,496
	Global Cash Access, Inc. (a)	6,100	48,556
	Heartland Payment Systems, Inc.	6,100	58,377
	Information Services Group, Inc. (a)	4,300	12,943
	Jack Henry & Associates, Inc.	13,095	271,721
	Net 1 UEPS Technologies, Inc. (a)	5,800	78,822
	Online Resources Corp. (a)	4,000	24,960
	RiskMetrics Group, Inc. (a)	3,300	58,278
	S1 Corp. (a)	8,600	59,340
	Value Line, Inc.	100	3,287
	Wright Express Corp. (a)	6,000	152,820

			1,377,529

Foods - 1.1%	American Dairy, Inc. (a)	1,200	47,592
	American Italian Pasta Co. Class A (a)	3,300	96,162
	B&G Foods, Inc. Class A	3,200	26,912
	China Biotics, Inc. (a)	1,300	14,014
	Chiquita Brands International, Inc. (a)	7,200	73,872
	Diamond Foods, Inc.	2,600	72,540
	Hain Celestial Group, Inc. (a)	6,500	101,465
	J&J Snack Foods Corp.	2,200	78,980
	Lancaster Colony Corp.	3,100	136,617
	Lance, Inc.	4,300	99,459
	Lifeway Foods, Inc. (a)	600	7,740
	Medifast, Inc. (a)	2,200	25,212

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Nutraceutical International Corp. (a)	1,600	$16,624
	Omega Protein Corp. (a)	2,900	11,774
	Overhill Farms, Inc. (a)	2,800	14,756
	Schiff Nutrition International, Inc. (a)	1,800	9,162
	Seneca Foods Corp. (a)	1,100	36,762
	Smart Balance, Inc. (a)	9,800	66,738
	Synutra International, Inc. (a)	2,700	29,700
	Tootsie Roll Industries, Inc.	3,741	84,883
	TreeHouse Foods, Inc. (a)	4,900	140,973
	United Natural Foods, Inc. (a)	6,800	178,500
	Zhongpin, Inc. (a)	3,000	31,080

			1,401,517

Forest Products - 0.1%	Deltic Timber Corp.	1,700	60,299
	Universal Forest Products, Inc.	3,100	102,579

			162,878

Forms & Bulk Printing Services - 0.2%	Bowne & Co., Inc.	4,242	27,617
	Consolidated Graphics, Inc. (a)	1,500	26,130
	Deluxe Corp.	8,000	102,480
	Ennis, Inc.	4,000	49,840
	Innerworkings, Inc. (a)	3,600	17,100
	M&F Worldwide Corp. (a)	1,800	36,000
	Multi-Color Corp.	1,550	19,003
	The Standard Register Co.	2,600	8,476

			286,646

Funeral Parlors & Cemeteries - 0.2%	Matthews International Corp. Class A	4,800	149,376
	Stewart Enterprises, Inc. Class A	12,600	60,732

			210,108

Gas Pipeline - 0.0%	Crosstex Energy, Inc.	6,300	26,208

Glass - 0.0%	Apogee Enterprises, Inc.	4,400	54,120

Gold - 0.2%	Allied Nevada Gold Corp. (a)	6,900	55,614
	Coeur d’Alene Mines Corp. (a)(b)	10,900	134,070
	US Gold Corp. (a)	12,300	32,472

			222,156

Health Care Facilities - 0.6%	Amsurg Corp. (a)	4,800	102,912
	Assisted Living Concepts, Inc. (a)	1,520	22,116
	Capital Senior Living Corp. (a)	3,500	15,925
	Emeritus Corp. (a)	3,000	39,630
	The Ensign Group, Inc.	1,600	22,768
	Hanger Orthopedic Group, Inc. (a)	3,800	51,642
	Kindred Healthcare, Inc. (a)	5,980	73,973
	LCA-Vision, Inc. (a)	2,300	9,706
	MedCath Corp. (a)	2,300	27,048
	National Healthcare Corp.	1,200	45,528
	Psychiatric Solutions, Inc. (a)	8,900	202,386
	Skilled Healthcare Group, Inc. Class A (a)	2,800	21,000
	Sun Healthcare Group, Inc. (a)	6,800	57,392

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Sunrise Senior Living, Inc. (a)	7,000	$11,550
	US Physical Therapy, Inc. (a)	1,800	26,550

			730,126

Health Care Management Services - 1.0%	AMERIGROUP Corp. (a)	8,300	222,855
	American Caresource Holdings, Inc. (a)	1,300	4,875
	American Dental Partners, Inc. (a)	1,900	17,233
	Bioscript, Inc. (a)	7,000	41,440
	Catalyst Health Solutions, Inc. (a)	5,900	147,146
	Centene Corp. (a)	6,700	133,866
	Computer Programs & Systems, Inc.	1,600	61,296
	Contiucare Corp. (a)	4,100	9,553
	HealthSpring, Inc. (a)	7,700	83,622
	Magellan Health Services, Inc. (a)	5,500	180,510
	MedQuist Inc.	1,800	10,944
	Metropolitan Health Networks, Inc. (a)	7,300	14,673
	Molina Healthcare, Inc. (a)	2,100	50,232
	National Research Corp.	200	4,880
	Transcend Services, Inc. (a)	1,100	17,358
	Triple-S Management Corp. (a)	3,300	51,447
	Universal American Financial Corp. (a)	4,000	34,880
	WellCare Health Plans, Inc. (a)	6,498	120,148

			1,206,958

Health Care Services - 1.8%	Air Methods Corp. (a)	1,700	46,512
	Alliance Healthcare Services, Inc. (a)	3,900	28,587
	Allied Healthcare International, Inc. (a)	6,400	13,888
	Almost Family, Inc. (a)	1,200	31,332
	Amedisys, Inc. (a)(b)	4,333	143,076
	athenahealth, Inc. (a)	5,200	192,452
	CardioNet, Inc. (a)	3,600	58,752
	Chemed Corp.	3,500	138,180
	Corvel Corp. (a)	1,350	30,739
	Eclipsys Corp. (a)	8,800	156,464
	Emergency Medical Services Corp. (a)	1,600	58,912
	Gentiva Health Services, Inc. (a)	4,500	74,070
	HMS Holdings Corp. (a)	4,100	166,952
	HealthSouth Corp. (a)	13,800	199,272
	Healthways, Inc. (a)	5,300	71,285
	IPC The Hospitalist Co., Inc. (a)	2,500	66,725
	LHC Group, Inc. (a)	2,400	53,304
	Novamed Eyecare, Inc. (a)	2,800	11,060
	Odyssey HealthCare, Inc. (a)	5,200	53,456
	Omnicell, Inc. (a)	4,900	52,675
	PharMerica Corp. (a)	4,786	93,949
	Phase Forward, Inc. (a)	6,700	101,237
	Quality Systems, Inc.	3,700	210,752
	RehabCare Group, Inc. (a)	2,900	69,397

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Res-Care, Inc. (a)	3,900	$55,770
	Virtual Radiologic Corp. (a)	800	7,224

			2,186,022

Health Care: Miscellaneous - 0.1%	MedAssets, Inc. (a)	6,100	118,645
	The Providence Service Corp. (a)	2,000	21,900

			140,545

Homebuilding - 0.2%	Beazer Homes USA, Inc. (a)	5,700	10,431
	Brookfield Homes Corp.	1,763	7,052
	Hovnanian Enterprises, Inc. Class A (a)	8,000	18,880
	M/I Homes, Inc. (a)	2,700	26,433
	Meritage Homes Corp. (a)	5,000	94,300
	Ryland Group, Inc.	6,900	115,644
	Standard-Pacific Corp. (a)	15,700	31,871

			304,611

Hotel/Motel - 0.2%	Gaylord Entertainment Co. (a)	5,300	67,363
	Marcus Corp.	3,100	32,612
	Morgans Hotel Group Co. (a)	3,600	13,788
	Orient Express Hotels Ltd. Class A	12,300	104,427
	Red Lion Hotels Corp. (a)	2,500	12,000

			230,190

Household Appliances - 0.0%	National Presto Industries, Inc.	700	53,270

Household Equipment & Products - 0.3%	American Greetings Corp. Class A	6,200	72,416
	Blyth, Inc.	950	31,150
	CSS Industries, Inc.	1,200	24,456
	Nivs Intellimedia Technology (a)	1,100	3,256
	Tupperware Corp.	9,900	257,598

			388,876

Household Furnishings - 0.3%	American Woodmark Corp.	1,600	38,320
	Ethan Allen Interiors, Inc.	3,800	39,368
	Furniture Brands International, Inc.	6,500	19,695
	Hooker Furniture Corp.	1,600	18,368
	Kirkland’s, Inc. (a)	2,100	25,221
	La-Z-Boy, Inc.	8,000	37,760
	Sealy Corp. (a)	6,600	12,936
	Stanley Furniture Co., Inc.	1,500	16,185
	Tempur-Pedic International, Inc.	11,714	153,102

			360,955

Insurance: Life - 0.4%	American Equity Investment Life Holding Co.	8,300	46,314
	Citizens, Inc. (a)	4,900	29,792
	Conseco, Inc. (a)	29,857	70,761
	Delphi Financial Group, Inc. Class A	6,750	131,152
	FBL Financial Group, Inc. Class A	1,900	15,694
	Independence Holding Co.	500	3,180
	Kansas City Life Insurance Co.	700	18,830
	Life Partners Holdings, Inc.	1,150	16,307
	National Western Life Insurance Co. Class A	342	39,929

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	The Phoenix Cos., Inc. (a)	18,100	$30,227
	Presidential Life Corp.	3,300	24,981

			427,167

Insurance: Multi-Line - 0.7%	AMBAC Financial Group, Inc.	45,000	41,400
	Assured Guaranty Ltd.	9,700	120,086
	Crawford & Co. Class B (a)	3,700	17,760
	Eastern Insurance Holdings, Inc.	1,400	13,174
	eHealth, Inc. (a)	3,900	68,874
	Flagstone Reinsurance Holdings Ltd.	6,200	63,860
	Horace Mann Educators Corp.	6,200	61,814
	Maiden Holdings Ltd.	7,800	51,168
	Max Capital Group Ltd.	7,100	131,066
	Pico Holdings, Inc. (a)	3,000	86,100
	Platinum Underwriters Holdings Ltd.	8,000	228,720
	Primus Guaranty Ltd. (a)	4,500	10,620

			894,642

Insurance: Property-Casualty - 2.2%	American Physicians Capital, Inc.	1,200	46,992
	American Safety Insurance Holdings Ltd. (a)	1,300	17,693
	Amerisafe, Inc. (a)(b)	3,000	46,680
	AmTrust Financial Services, Inc.	3,400	38,760
	Argo Group International Holdings Ltd. (a)	4,866	137,318
	Baldwin & Lyons, Inc. Class B	1,300	25,610
	CNA Surety Corp. (a)	2,500	33,725
	Donegal Group, Inc. Class A	1,700	25,857
	EMC Insurance Group, Inc.	800	16,648
	Employers Holdings, Inc.	7,310	99,050
	Enstar Group Ltd. (a)	1,100	64,735
	FPIC Insurance Group, Inc. (a)	1,200	36,744
	First Acceptance Corp. (a)	2,600	5,538
	First Mercury Financial Corp.	2,200	30,294
	Greenlight Capital Re Ltd. (a)	4,400	76,164
	Hallmark Financial Services, Inc. (a)	1,300	9,295
	Harleysville Group, Inc.	2,100	59,262
	Hilltop Holdings, Inc. (a)	5,952	70,650
	IPC Holdings, Ltd.	8,900	243,326
	Infinity Property & Casualty Corp.	2,200	80,212
	Meadowbrook Insurance Group, Inc.	9,017	58,881
	Mercer Insurance Group, Inc.	800	12,720
	Montpelier Re Holdings Ltd.	13,700	182,073
	NYMAGIC, Inc.	800	11,104
	National Interstate Corp.	1,000	15,180
	Navigators Group, Inc. (a)	2,000	88,860
	PMA Capital Corp. Class A (a)	4,800	21,840
	The PMI Group, Inc.	11,200	22,176
	ProAssurance Corp. (a)	5,200	240,292
	RLI Corp.	2,900	129,920

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Radian Group, Inc.	12,800	$34,816
	Safety Insurance Group, Inc.	2,000	61,120
	SeaBright Insurance Holdings, Inc. (a)	3,200	32,416
	Selective Insurance Group, Inc.	8,300	105,991
	State Auto Financial Corp.	2,100	36,750
	Stewart Information Services Corp.	2,700	38,475
	Tower Group, Inc.	6,320	156,610
	United America Indemnity, Ltd. (a)	5,464	26,173
	United Fire & Casualty Co.	3,500	60,025
	Universal Insurance Holdings, Inc.	2,400	12,048
	Zenith National Insurance Corp.	5,950	129,353

			2,641,376

Leisure Time - 0.6%	Bluegreen Corp. (a)	2,200	5,544
	Callaway Golf Co.	10,100	51,207
	Churchill Downs, Inc.	1,500	50,490
	Great Wolf Resorts, Inc. (a)	4,300	8,772
	Interval Leisure Group, Inc. (a)	6,065	56,526
	Life Time Fitness, Inc. (a)	6,400	128,064
	Orbitz Worldwide, Inc. (a)	5,300	10,070
	Pool Corp.	7,600	125,856
	Smith & Wesson Holding Corp. (a)	8,600	48,848
	Speedway Motorsports, Inc.	2,000	27,520
	Steinway Musical Instruments, Inc. (a)	1,100	11,770
	Sturm Ruger & Co., Inc.	2,900	36,076
	Town Sports International Holdings, Inc. (a)	2,600	9,750
	Universal Travel Group (a)	1,800	20,142
	Vail Resorts, Inc. (a)	4,600	123,372
	West Marine, Inc. (a)	2,000	11,020

			725,027

Luxury Items - 0.2%	Fossil, Inc. (a)	7,400	178,192
	Fuqi International, Inc. (a)	1,500	31,065
	Movado Group, Inc.	2,500	26,350

			235,607

Machinery & Engineering - 0.1%	Applied Industrial Technologies, Inc.	6,750	132,975

Machinery: Agricultural - 0.1%	Alamo Group, Inc.	1,000	10,100
	Lindsay Manufacturing Co.	2,000	66,200

			76,300

Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	2,800	83,132
	NACCO Industries, Inc. Class A	800	22,976

			106,108

Machinery: Engines - 0.1%	Briggs & Stratton Corp.	8,000	106,720
	Harbin Electric, Inc. (a)	1,900	29,716

			136,436

Machinery: Industrial - 0.9%	Actuant Corp. Class A (b)	9,000	109,800
	Altra Holdings, Inc. (a)	3,900	29,211
	Chart Industries, Inc. (a)	4,400	79,992

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Colfax Corp. (a)	3,700	$28,564
	Columbus McKinnon Corp. (a)	3,000	37,950
	DXP Enterprises, Inc. (a)	1,200	13,764
	EnPro Industries, Inc. (a)	3,100	55,831
	Flow International Corp. (a)	5,600	13,160
	Graham Corp.	1,600	21,280
	John Bean Technologies Corp.	4,441	55,601
	Kadant, Inc. (a)	2,000	22,580
	MTS Systems Corp.	2,700	55,755
	Middleby Corp. (a)	2,474	108,658
	Nordson Corp.	5,300	204,898
	Sauer-Danfoss, Inc.	1,600	9,808
	Tecumseh Products Co. Class A (a)	3,100	30,101
	Tennant Co.	3,000	55,170
	Twin Disc, Inc.	1,300	8,853
	Woodward Governor Co. (b)	9,500	188,100

			1,129,076

Machinery: Specialty - 0.1%	Albany International Corp. Class A	4,500	51,210
	Cascade Corp.	1,400	22,022
	Hurco Companies, Inc. (a)	1,000	15,630
	K-Tron International, Inc. (a)	400	31,872

			120,734

Manufactured Housing - 0.0%	Cavco Industries, Inc. (a)	1,000	25,330
	Skyline Corp.	1,100	23,925

			49,255

Medical & Dental Instruments & Supplies - 2.9%	ATS Medical, Inc. (a)	8,100	26,649
	Abiomed, Inc. (a)	4,800	42,336
	Align Technology, Inc. (a)	9,100	96,460
	Alphatec Holdings, Inc. (a)	4,100	13,612
	American Medical Systems Holdings, Inc. (a)(b)	11,700	184,860
	AngioDynamics, Inc. (a)	3,800	50,426
	Atrion Corp.	200	26,818
	Bovie Medical Corp. (a)	2,900	25,259
	CONMED Corp. (a)	4,500	69,840
	Cantel Medical Corp. (a)	1,900	30,837
	Cardiovascular Systems, Inc. (a)	1,700	13,107
	Conceptus, Inc. (a)	4,800	81,120
	CryoLife, Inc. (a)	4,200	23,268
	Cutera, Inc. (a)	2,300	19,826
	Delcath Systems Inc. (a)	4,100	14,719
	Endologix, Inc. (a)	6,400	21,376
	ev3, Inc. (a)	11,046	118,413
	Exactech, Inc. (a)	1,200	17,400
	Hansen Medical, Inc. (a)	3,500	17,290
	Heartware International, Inc. (a)	800	22,328
	Home Diagnostics, Inc. (a)	1,600	9,824

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	I-Flow Corp. (a)	3,300	$22,902
	ICU Medical, Inc. (a)	2,100	86,415
	Immucor, Inc. (a)	10,950	150,672
	Insulet Corp. (a)	4,400	33,880
	Integra LifeSciences Holdings Corp. (a)	3,000	79,530
	Invacare Corp.	4,400	77,660
	Landauer, Inc.	1,500	92,010
	MAKO Surgical Corp. (a)	2,300	20,746
	Matrixx Initiatives, Inc. (a)	1,900	10,621
	Medical Action Industries, Inc. (a)	2,100	24,045
	Meridian Bioscience, Inc.	6,375	143,948
	Merit Medical Systems, Inc. (a)	4,400	71,720
	Micrus Endovascular Corp. (a)	2,400	21,696
	Neogen Corp. (a)	2,200	63,756
	NuVasive, Inc. (a)	5,700	254,220
	OraSure Technologies, Inc. (a)	7,200	17,784
	Orthofix International NV (a)	2,700	67,527
	Orthovita, Inc. (a)	9,900	50,985
	Owens & Minor, Inc.	6,500	284,830
	PSS World Medical, Inc. (a)	9,400	173,994
	Quidel Corp. (a)	4,000	58,240
	Rochester Medical Corp. (a)	1,700	22,780
	Rockwell Medical Technologies, Inc. (a)	2,500	18,875
	Steris Corp.	9,100	237,328
	SurModics, Inc. (a)	2,400	54,312
	Symmetry Medical, Inc. (a)	5,600	52,192
	Synovis Life Technologies, Inc. (a)	1,800	37,386
	Trans1, Inc. (a)	2,100	13,083
	Utah Medical Products, Inc.	600	16,026
	Vascular Solutions, Inc. (a)	2,400	18,768
	Volcano Corp. (a)	7,500	104,850
	West Pharmaceutical Services, Inc.	5,100	177,735
	Wright Medical Group, Inc. (a)	6,100	99,186
	Young Innovations, Inc.	1,000	21,790

			3,607,260

Medical Equipment - 1.8%	Abaxis, Inc. (a)	3,400	69,836
	Accuray, Inc. (a)	6,000	40,020
	Affymetrix, Inc. (a)(b)	11,100	65,823
	Analogic Corp.	2,000	73,900
	Aspect Medical Systems, Inc. (a)	3,100	18,321
	Bruker BioSciences Corp. (a)	7,700	71,302
	Cardiac Science Corp. (a)	2,900	11,658
	Clarient, Inc. (a)	5,200	19,344
	Cyberonics, Inc. (a)	4,300	71,509
	Cynosure, Inc. Class A (a)	1,500	11,475
	DexCom, Inc. (a)	7,500	46,425

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Dionex Corp. (a)	2,800	$170,884
	Electro-Optical Sciences, Inc. (a)	3,000	23,370
	Enteromedics, Inc. (a)	2,900	9,657
	Greatbatch, Inc. (a)	3,600	81,396
	Haemonetics Corp. (a)	4,000	228,000
	IRIS International, Inc. (a)	2,800	33,040
	Luminex Corp. (a)	6,600	122,364
	Masimo Corp. (a)	7,900	190,469
	Merge Healthcare, Inc. (a)	4,500	19,350
	Natus Medical, Inc. (a)	4,300	49,622
	NxStage Medical, Inc. (a)	3,400	20,060
	OSI Systems, Inc. (a)	2,400	50,040
	Palomar Medical Technologies, Inc. (a)	2,800	41,048
	Sirona Dental Systems, Inc. (a)	2,700	53,973
	Somanetics Corp. (a)	1,900	31,369
	SonoSite, Inc. (a)	2,700	54,162
	Spectranetic Corp. (a)	5,000	24,650
	Stereotaxis, Inc. (a)	4,100	15,908
	Thoratec Corp. (a)	8,800	235,664
	Tomotherapy, Inc. (a)	6,100	16,775
	Varian, Inc. (a)	4,500	177,435
	Vital Images, Inc. (a)	2,200	24,970
	Zoll Medical Corp. (a)	3,300	63,822

			2,237,641

Medical Services - 0.3%	America Service Group, Inc. (a)	1,400	22,498
	Bio-Reference Labs, Inc. (a)	1,900	60,059
	eResearch Technology, Inc. (a)	6,700	41,607
	Genoptix, Inc. (a)	2,600	83,174
	Kendle International, Inc. (a)	2,500	30,600
	Nighthawk Radiology Holdings, Inc. (a)	3,200	11,840
	Parexel International Corp. (a)	9,000	129,420
	RadNet, Inc. (a)	4,300	9,675

			388,873

Metal Fabricating - 0.7%	Ampco-Pittsburgh Corp.	1,300	30,485
	Dynamic Materials Corp.	2,000	38,560
	The Eastern Co.	900	14,850
	Hawk Corp. Class A (a)	1,000	13,850
	Haynes International, Inc. (a)	1,900	45,030
	Kaydon Corp.	5,200	169,312
	L.B. Foster Co. Class A (a)	1,600	48,112
	Mueller Industries, Inc.	5,900	122,720
	Mueller Water Products, Inc. Series A	18,080	67,619
	Northwest Pipe Co. (a)	1,400	48,664
	Omega Flex, Inc.	400	6,064
	RBC Bearings, Inc. (a)	3,400	69,530
	RTI International Metals, Inc. (a)	3,600	63,612

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Worthington Industries, Inc.	9,300	$118,947

			857,355

Metals & Minerals:	AMCOL International Corp.	3,600	77,688
Diversified - 0.3%	Brush Engineered Materials, Inc. (a)	3,200	53,600
	General Moly, Inc. (a)	9,800	21,756
	Hecla Mining Co. (a)	33,200	88,976
	Minerals Technologies, Inc.	2,900	104,458
	Oil-Dri Corp. of America	700	10,395
	Paramount Gold and Silver Corp. (a)	9,100	13,832
	United States Lime & Minerals Inc. (a)	300	12,726
	Uranerz Energy Corp. (a)	8,300	15,604

			399,035

Office Supplies & Equipment - 0.4%	ACCO Brands Corp. (a)	8,364	23,586
	Electronics for Imaging, Inc. (a)	7,700	82,082
	HNI Corp.	7,000	126,420
	Herman Miller, Inc.	8,500	130,390
	Kimball International, Inc. Class B	5,000	31,200
	Knoll, Inc.	7,400	56,092
	Steelcase, Inc. Class A	10,943	63,688

			513,458

Offshore Drilling & Other Services- 0.1%	Hercules Offshore, Inc. (a)	14,339	56,926
	Vantage Drilling Co. (a)	4,100	7,175

			64,101

Oil Well Equipment & Services - 1.3%	Allis-Chalmers Energy, Inc. (a)	4,400	10,164
	Basic Energy Services, Inc. (a)	3,300	22,539
	Bolt Technology Corp. (a)	1,400	15,736
	Boots & Coots, Inc. (a)	13,600	18,904
	Bronco Drilling Co., Inc. (a)	3,700	15,836
	CARBO Ceramics, Inc.	2,950	100,890
	Cal Dive International, Inc. (a)	7,012	60,513
	Complete Production Services, Inc. (a)	9,400	59,784
	Dawson Geophysical Co. (a)	1,200	35,820
	Dril-Quip, Inc. (a)	4,500	171,450
	Geokinetics, Inc. (a)	700	9,555
	Global Industries Ltd. (a)	15,400	87,164
	Gulf Island Fabrication, Inc.	1,900	30,077
	Hornbeck Offshore Services, Inc. (a)	3,600	77,004
	ION Geophysical Corp. (a)	13,900	35,723
	Key Energy Services, Inc. (a)	19,700	113,472
	Lufkin Industries, Inc.	2,300	96,715
	Matrix Service Co. (a)	4,100	47,068
	NATCO Group, Inc. Class A (a)	3,200	105,344
	Natural Gas Services Group (a)	1,900	25,270
	Newpark Resources, Inc. (a)	13,900	39,615
	OYO Geospace Corp. (a)	600	15,396
	Parker Drilling Co. (a)	18,400	79,856

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Pioneer Drilling Co. (a)	6,400	$30,656
	RPC, Inc.	4,425	36,949
	Sulphco, Inc. (a)	7,600	6,992
	Superior Well Services, Inc. (a)	2,400	14,280
	T-3 Energy Services, Inc. (a)	1,900	22,629
	Tetra Technologies, Inc. (a)	11,970	95,281
	Union Drilling, Inc. (a)	1,600	10,592
	Willbros Group, Inc. (a)	6,200	77,562

			1,568,836

Oil: Crude Producers - 1.7%	APCO Argentina, Inc.	1,500	28,845
	ATP Oil & Gas Corp. (a)	4,500	31,320
	Approach Resources, Inc. (a)	2,000	13,800
	Arena Resources, Inc. (a)	6,100	194,285
	Atlas America, Inc.	5,500	98,285
	BPZ Resources, Inc. (a)	12,400	60,636
	Berry Petroleum Co. Class A	6,800	126,412
	Bill Barrett Corp. (a)	6,000	164,760
	Brigham Exploration Co. (a)	12,600	43,974
	CREDO Petroleum Corp. (a)	1,000	10,680
	Carrizo Oil & Gas, Inc. (a)	4,400	75,460
	Cheniere Energy, Inc. (a)	8,300	24,402
	Clayton Williams Energy, Inc. (a)	900	16,983
	Contango Oil & Gas Co. (a)	1,800	76,482
	Cubic Energy, Inc. (a)	3,300	3,564
	Delta Petroleum Corp. (a)	28,700	55,391
	Endeavour International Corp. (a)	17,800	24,208
	FX Energy, Inc. (a)	6,300	23,877
	GMX Resources Inc. (a)	3,700	39,368
	GeoResources, Inc. (a)	1,100	11,220
	Goodrich Petroleum Corp. (a)	3,800	93,442
	Gran Tierra Energy, Inc. (a)	31,300	107,985
	Gulfport Energy Corp. (a)	4,000	27,400
	Harvest Natural Resources, Inc. (a)	5,200	22,932
	Isramco Inc. (a)	200	21,260
	McMoRan Exploration Co. (a)	9,700	57,812
	Northern Oil And Gas, Inc. (a)	4,200	26,754
	Oilsands Quest, Inc. (a)	27,500	26,400
	Panhandle Oil & Gas, Inc.	1,100	21,593
	Parallel Petroleum Corp. (a)	6,500	12,610
	Penn Virginia Corp.	7,200	117,864
	Petroleum Development Corp. (a)	2,300	36,087
	Petroquest Energy, Inc. (a)	6,700	24,723
	PrimeEnergy Corp. (a)	100	3,525
	Rex Energy Corp. (a)	4,300	24,510
	Rosetta Resources, Inc. (a)	8,200	71,750
	Stone Energy Corp. (a)	5,328	39,534

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Swift Energy Co. (a)	4,900	$81,585
	Toreador Resources Corp.	3,400	22,780
	Vaalco Energy, Inc. (a)	9,100	38,493
	Venoco, Inc. (a)	2,800	21,476
	W&T Offshore, Inc.	5,170	50,356
	Warren Resources, Inc. (a)	9,200	22,540
	Zion Oil & Gas, Inc. (a)	1,700	18,054

			2,115,417

Oil: Integrated - 0.1%	Alon USA Energy, Inc.	1,100	11,385
	CVR Energy, Inc. (a)	3,500	25,655
	Delek US Holdings, Inc.	1,900	16,112
	Western Refining, Inc. (a)	4,900	34,594

			87,746

Paints & Coatings - 0.2%	Chase Corp.	800	9,520
	Ferro Corp.	6,500	17,875
	H.B. Fuller Co.	7,700	144,529
	North American Galvanizing & Coatings (a)	1,800	10,908

			182,832

Paper - 0.3%	Boise, Inc. (a)	4,600	7,912
	Buckeye Technologies, Inc. (a)	5,900	26,491
	Clearwater Paper Corp. (a)	1,696	42,892
	Domtar Corp. (a)	6,604	109,494
	Kapstone Paper and Packaging Corp. (a)	3,200	15,008
	Neenah Paper, Inc.	2,300	20,263
	P.H. Glatfelter Co.	7,100	63,190
	Schweitzer-Mauduit International, Inc.	2,400	65,304
	Wausau Paper Corp.	6,800	45,696

			396,250

Personal Care - 0.3%	Chattem, Inc. (a)	3,000	204,300
	Female Health Co. (a)	2,200	10,560
	Helen of Troy Ltd. (a)	4,700	78,913
	Mannatech, Inc.	2,500	8,250
	Orchids Paper Products Co. (a)	700	14,385
	USANA Health Sciences, Inc. (a)	1,000	29,730
	WD-40 Co.	2,600	75,400

			421,538

Pharmaceuticals - 1.8%	Acura Pharmaceuticals, Inc. (a)	1,300	7,644
	Adolor Corp. (a)	7,300	12,848
	Akorn, Inc. (a)	8,400	10,080
	Alkermes, Inc. (a)	14,800	160,136
	Allion Healthcare, Inc. (a)	3,500	20,825
	American Oriental Bioengineering, Inc. (a)	9,700	51,313
	Ardea Biosciences, Inc. (a)	2,100	33,054
	Auxilium Pharmaceuticals, Inc. (a)(b)	6,600	207,108
	Avanir Pharmaceuticals, Inc. (a)	10,500	23,310
	BMP Sunstone Corp. (a)	4,800	22,752

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	BioCryst Pharmaceuticals, Inc. (a)	3,800	$15,314
	Biospecifics Technologies (a)	700	16,681
	Cadence Pharmaceuticals, Inc. (a)	3,800	37,962
	Cambrex Corp. (a)	4,165	17,160
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,600	4,912
	China Sky One Medical, Inc. (a)	1,800	24,264
	Depomed, Inc. (a)	8,000	26,000
	Durect Corp. (a)	12,600	29,988
	Hi-Tech Pharmacal Co., Inc. (a)	1,500	13,350
	Impax Laboratories, Inc. (a)	9,700	71,392
	Infinity Pharmaceuticals, Inc. (a)	3,200	18,688
	Inspire Pharmaceuticals, Inc. (a)	6,600	36,696
	Isis Pharmaceuticals, Inc. (a)	14,500	239,250
	Ista Pharmaceuticals, Inc. (a)	5,700	23,940
	Javelin Pharmaceuticals, Inc. (a)	7,400	9,102
	K-V Pharmaceutical Co. Class A (a)	4,700	15,087
	Lannett Co., Inc. (a)	1,900	13,015
	MAP Pharmaceuticals, Inc. (a)	1,000	12,220
	Medicines Co. (a)	8,300	69,637
	Medicis Pharmaceutical Corp. Class A	9,100	148,512
	MiddleBrook Pharmaceuticals, Inc. (a)	6,000	8,100
	Noven Pharmaceuticals, Inc. (a)	3,900	55,770
	Obagi Medical Products, Inc. (a)	2,700	19,683
	Optimer Pharmaceuticals, Inc. (a)	4,500	67,365
	Pain Therapeutics, Inc. (a)	5,400	28,998
	Par Pharmaceutical Cos., Inc. (a)	5,400	81,810
	Pozen, Inc. (a)	4,000	30,720
	Prestige Brands Holdings, Inc. (a)	5,100	31,365
	Questcor Pharmaceuticals, Inc. (a)	9,300	46,500
	SIGA Technologies, Inc. (a)	4,200	35,406
	Salix Pharmaceuticals Ltd. (a)	7,500	74,025
	Santarus, Inc. (a)	8,700	24,534
	Sciclone Pharmaceuticals, Inc. (a)	6,500	16,640
	Spectrum Pharmaceuticals, Inc. (a)	5,400	41,310
	SuperGen, Inc. (a)	8,600	17,286
	Vical, Inc. (a)	4,700	12,737
	Vivus, Inc. (a)	10,900	66,272
	Xenoport, Inc. (a)	4,300	99,631

			2,150,392

Photography - 0.1%	CPI Corp.	700	11,893
	Eastman Kodak Co.	42,600	126,096

			137,989

Plastics - 0.0%	Spartech Corp.	4,600	42,274

Power Transmission Equipment - 0.3%	Advanced Energy Industries, Inc. (a)	5,200	46,748
	Maxwell Technologies, Inc. (a)	3,500	48,405
	Powell Industries, Inc. (a)	1,300	48,191

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Regal-Beloit Corp.	5,600	$222,432
	Vicor Corp.	3,100	22,382

			388,158

Precious Metals & Minerals - 0.1%	Horsehead Holding Corp. (a)	5,300	39,485
	Stillwater Mining Co. (a)	6,300	35,973

			75,458

Printing & Copying Services - 0.3%	Cenveo, Inc. (a)	7,600	32,148
	VistaPrint Ltd. (a)	6,600	281,490

			313,638

Producer Durables:	Blount International, Inc. (a)	6,000	51,660
Miscellaneous - 0.1%	China Fire & Security Group, Inc. (a)	2,200	26,774

			78,434

Production Technology Equipment - 0.9%	ATMI, Inc. (a)	4,900	76,097
	Brooks Automation, Inc. (a)	10,083	45,172
	Cognex Corp.	6,200	87,606
	Cohu, Inc.	3,700	33,226
	Cymer, Inc. (a)	4,600	136,758
	Electro Scientific Industries, Inc. (a)	4,300	48,074
	Entegris, Inc. (a)	17,595	47,858
	FEI Co. (a)	5,900	135,110
	Intevac, Inc. (a)	3,400	29,614
	Kulicke & Soffa Industries, Inc. (a)	9,600	32,928
	MKS Instruments, Inc. (a)	7,700	101,563
	Photronics, Inc. (a)	6,400	25,920
	Rudolph Technologies, Inc. (a)	4,713	26,016
	Semitool, Inc. (a)	3,400	15,708
	Tessera Technologies, Inc. (a)	7,600	192,204
	Ultratech, Inc. (a)	3,700	45,547
	Veeco Instruments, Inc. (a)	5,000	57,950

			1,137,351

Publishing - 0.2%	Courier Corp.	1,600	24,416
	Dolan Media Co. (a)	4,700	60,113
	Journal Communications, Inc. Class A	6,400	6,720
	Martha Stewart Living Omnimedia, Inc. Class A (a)	4,100	12,546
	Primedia, Inc.	4,250	8,543
	Scholastic Corp.	3,700	73,223

			185,561

Radio & TV Broadcasters - 0.0%	Crown Media Holdings, Inc. Class A (a)	2,200	3,674
	Fisher Communications, Inc.	900	11,511
	Lin TV Corp. Class A (a)	4,500	7,560
	Outdoor Channel Holdings, Inc. (a)	2,300	13,570
	Sinclair Broadcast Group, Inc. Class A	7,300	14,162

			50,477

Railroad Equipment - 0.1%	American Railcar Industries, Inc.	1,400	11,564
	Freightcar America, Inc.	1,900	31,939
	Greenbrier Cos., Inc.	2,600	18,694

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Portec Rail Products, Inc.	1,100	$10,835

			73,032

Railroads - 0.1%	Genesee & Wyoming, Inc. Class A (a)	5,150	136,527

Real Estate - 0.2%	American Realty Investors, Inc. (a)	600	6,120
	Avatar Holdings, Inc. (a)	900	16,353
	China Housing & Land Development (a)	4,400	25,256
	Consolidated-Tomoka Land Co.	800	28,064
	Forestar Group, Inc. (a)	5,566	66,124
	Griffin Land & Nurseries, Inc.	500	15,640
	Tejon Ranch Co. (a)	1,700	45,033
	United Capital Corp. (a)	200	3,664

			206,254

Real Estate Investment Trusts (REITs) - 5.1%	Acadia Realty Trust	6,119	79,853
	Agree Realty Corp.	1,200	21,996
	Alexander’s, Inc.	300	80,880
	American Campus Communities, Inc.	8,158	180,944
	American Capital Agency Corp.	1,600	36,752
	Anthracite Capital, Inc. (c)	9,500	5,890
	Anworth Mortgage Asset Corp.	16,400	118,244
	Ashford Hospitality Trust, Inc.	10,950	30,770
	Associated Estates Realty Corp.	2,200	13,112
	BioMed Realty Trust, Inc.	15,600	159,588
	CBL & Associates Properties, Inc.	11,500	61,985
	CapLease, Inc.	7,000	19,320
	Capstead Mortgage Corp.	9,900	125,829
	Care Investment Trust, Inc.	1,900	9,880
	Cedar Shopping Centers, Inc.	6,100	27,572
	Cogdell Spencer, Inc.	4,100	17,589
	Colonial Properties Trust	7,600	56,240
	Cousins Properties, Inc.	5,827	49,530
	DCT Industrial Trust, Inc.	28,250	115,260
	Developers Diversified Realty Corp.	21,966	107,194
	DiamondRock Hospitality Co.	16,540	103,540
	Dupont Fabros Technology, Inc.	4,300	40,506
	Dynex Capital Corp.	1,600	13,120
	Eastgroup Properties, Inc.	3,900	128,778
	Education Realty Trust, Inc.	4,300	18,447
	Entertainment Properties Trust	5,400	111,240
	Equity Lifestyle Properties, Inc.	3,300	122,694
	Equity One, Inc.	4,900	64,974
	Extra Space Storage, Inc.	13,500	112,725
	FelCor Lodging Trust, Inc.	10,000	24,600
	First Industrial Realty Trust, Inc.	6,700	29,145
	First Potomac Realty Trust	4,300	41,925
	Franklin Street Properties Corp.	9,200	121,900
	Getty Realty Corp.	2,700	50,949

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Gladstone Commercial Corp.	1,300	$16,848
	Glimcher Realty Trust	5,600	16,240
	Gramercy Capital Corp. (a)	6,661	10,724
	Hatteras Financial Corp.	5,600	160,104
	Healthcare Realty Trust, Inc.	9,500	159,885
	Hersha Hospitality Trust	6,700	16,616
	Highwoods Properties, Inc.	11,200	250,544
	Home Properties, Inc.	5,100	173,910
	Inland Real Estate Corp.	11,000	77,000
	Investors Real Estate Trust	9,600	85,344
	iStar Financial, Inc.	16,300	46,292
	Kilroy Realty Corp.	5,804	119,214
	Kite Realty Group Trust	6,000	17,520
	LTC Properties, Inc.	3,600	73,620
	LaSalle Hotel Properties	8,100	99,954
	Lexington Corporate Properties Trust	13,237	45,006
	MFA Financial, Inc.	34,700	240,124
	Medical Properties Trust, Inc.	12,500	75,875
	Mid-America Apartment Communities, Inc.	4,400	161,524
	Mission West Properties, Inc.	2,400	16,392
	Monmouth Real Estate Investment Corp. Class A	3,100	18,166
	National Health Investors, Inc.	4,000	106,840
	National Retail Properties, Inc.	12,400	215,140
	NorthStar Realty Finance Corp.	9,246	26,166
	Omega Healthcare Investors, Inc.	13,100	203,312
	PS Business Parks, Inc.	2,400	116,256
	Parkway Properties, Inc.	3,400	44,200
	Pennsylvania Real Estate Investment Trust	5,600	28,000
	Post Properties, Inc.	7,100	95,424
	Potlatch Corp.	6,139	149,116
	RAIT Investment Trust	10,140	13,892
	Ramco-Gershenson Properties Trust	2,500	25,025
	Redwood Trust, Inc.	12,000	177,120
	Resource Capital Corp.	3,100	9,920
	Saul Centers, Inc.	900	26,613
	Sovran Self Storage, Inc.	3,700	91,020
	Strategic Hotel Capital, Inc.	11,200	12,432
	Sun Communities, Inc.	2,600	35,828
	Sunstone Hotel Investors, Inc.	11,675	62,461
	Tanger Factory Outlet Centers, Inc.	5,700	184,851
	Transcontinental Realty Investors, Inc. (a)	400	4,828
	U-Store-It Trust	7,600	37,240
	UMH Properties, Inc.	1,700	13,549
	Universal Health Realty Income Trust	1,800	56,736
	Urstadt Biddle Properties, Inc. Class A	3,200	45,056
	Walter Investment Management Corp. (a)	2,705	35,922

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Washington Real Estate Investment Trust	9,100	$203,567
	Winthrop Realty Trust	1,560	13,931

			6,218,318

Recreational Vehicles & Boats - 0.2%	Brunswick Corp.	13,800	59,616
	Drew Industries, Inc. (a)	2,900	35,293
	Marine Products Corp.	1,500	5,625
	Polaris Industries, Inc.	4,700	150,964
	Winnebago Industries, Inc.	4,400	32,692

			284,190

Rental & Leasing Services: Consumer - 0.3%	Amerco, Inc. (a)	1,400	52,010
	Avis Budget Group, Inc. (a)	16,400	92,660
	Dollar Thrifty Automotive Group, Inc. (a)	3,400	47,430
	Rent-A-Center, Inc. (a)(b)	10,300	183,649

			375,749

Restaurants - 1.5%	AFC Enterprises, Inc. (a)	3,700	24,975
	BJ’s Restaurants, Inc. (a)	3,200	53,984
	Benihana, Inc. Class A (a)	2,400	15,168
	Bob Evans Farms, Inc.	4,800	137,952
	Buffalo Wild Wings, Inc. (a)	2,800	91,056
	CEC Entertainment, Inc. (a)	3,600	106,128
	CKE Restaurants, Inc.	7,900	66,992
	California Pizza Kitchen, Inc. (a)	3,050	40,534
	Caribou Coffee Co., Inc. (a)	900	5,778
	Carrols Restaurant Group, Inc. (a)	2,000	13,320
	The Cheesecake Factory, Inc. (a)	9,400	162,620
	Cracker Barrel Old Country Store, Inc.	3,558	99,268
	Denny’s Corp. (a)	15,000	32,250
	DineEquity, Inc.	2,800	87,332
	Domino’s Pizza, Inc. (a)	6,000	44,940
	Einstein Noah Restaurant Group, Inc. (a)	700	6,055
	Frisch’s Restaurants, Inc.	300	8,862
	Jack in the Box, Inc. (a)	8,900	199,805
	Krispy Kreme Doughnuts, Inc. (a)	9,100	27,300
	Landry’s Restaurants, Inc. (a)	1,000	8,600
	Luby’s, Inc. (a)	3,200	12,992
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,100	15,981
	O’Charleys, Inc.	2,700	24,975
	P.F. Chang’s China Bistro, Inc. (a)	3,700	118,622
	Papa John’s International, Inc. (a)	3,400	84,286
	Red Robin Gourmet Burgers, Inc. (a)	2,400	45,000
	Ruby Tuesday, Inc. (a)	8,300	55,278
	Ruth’s Hospitality Group, Inc. (a)	3,000	11,010
	Sonic Corp. (a)	9,470	94,984
	The Steak n Shake Co.(a)	3,600	31,464

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Texas Roadhouse, Inc. Class A (a)	8,000	$87,280

			1,814,791

Scientific Instruments: Control & Filter - 0.7%	CIRCOR International, Inc.	2,700	63,747
	China Security & Surveillance Technology, Inc. (a)	5,000	37,700
	ESCO Technologies, Inc. (a)	4,200	188,160
	Energy Recovery, Inc. (a)	5,600	39,648
	Flanders Corp. (a)	2,400	14,664
	The Gorman-Rupp Co.	2,218	44,737
	ICx Technologies, Inc. (a)	1,800	10,800
	L-1 Identity Solutions, Inc. (a)	11,998	92,865
	Mine Safety Appliances Co.	4,100	98,810
	PMFG, Inc. (a)	2,000	17,620
	RAE Systems, Inc. (a)	5,500	7,590
	Robbins & Myers, Inc.	4,300	82,775
	Sun Hydraulics, Inc.	1,800	29,106
	Watts Water Technologies, Inc. Class A	4,500	96,930
	X-Rite, Inc. (a)	5,100	7,650

			832,802

Scientific Instruments: Electrical - 1.0%	A.O. Smith Corp.	3,400	110,738
	AZZ, Inc. (a)	1,900	65,379
	Advanced Battery Technologies, Inc. (a)	7,300	29,346
	American Superconductor Corp. (a)	6,700	175,875
	Baldor Electric Co.	7,270	172,953
	Broadwind Energy, Inc. (a)	5,100	57,732
	China BAK Battery, Inc. (a)	5,900	17,405
	DDi Corp. (a)	2,700	12,231
	Ener1, Inc. (a)	7,300	39,858
	EnerSys (a)	6,300	114,597
	Franklin Electric Co., Inc.	3,600	93,312
	GrafTech International Ltd. (a)	19,000	214,890
	Littelfuse, Inc. (a)	3,400	67,864
	Preformed Line Products Co.	300	13,218
	SatCon Technology Corp. (a)	9,100	16,380
	Taser International, Inc. (a)	9,700	44,232
	Ultralife Batteries, Inc. (a)	1,900	13,623
	Valence Technology, Inc. (a)	8,000	14,320

			1,273,953

Scientific Instruments: Gauges & Meters - 0.1%	Badger Meter, Inc.	2,300	94,300
	Faro Technologies, Inc. (a)	2,500	38,825
	Measurement Specialties, Inc. (a)	2,200	15,510
	Smartheat, Inc. (a)	1,300	8,905
	Zygo Corp. (a)	2,300	10,718

			168,258

Scientific Instruments: Pollution Control - 0.5%	American Ecology Corp.	2,800	50,176
	Clean Harbors, Inc. (a)	3,200	172,768
	Darling International, Inc. (a)	12,900	85,140

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	EnergySolutions, Inc.	12,000	$110,400
	Fuel Tech, Inc. (a)	2,900	28,130
	Heritage Crystal Clean, Inc. (a)	600	7,290
	Met-Pro Corp.	2,300	24,886
	Metalico, Inc. (a)	4,200	19,572
	Perma-Fix Environmental Services (a)	8,100	19,602
	Team, Inc. (a)	2,900	45,443
	Waste Services, Inc. (a)	2,333	12,085

			575,492

Securities Brokerage & Services - 0.8%	BGC Partners, Inc.	7,800	29,562
	E*Trade Financial Corp. (a)	77,204	98,821
	GFI Group, Inc.	10,000	67,400
	Gladstone Investment Corp.	3,500	16,905
	International Assets Holding Corp., Inc. (a)	700	10,409
	KBW, Inc. (a)	5,400	155,304
	Knight Capital Group, Inc. Class A (a)	14,500	247,225
	LaBranche & Co., Inc. (a)	8,400	36,120
	MF Global Ltd. (a)	15,500	91,915
	MarketAxess Holdings, Inc. (a)	5,000	47,650
	optionsXpress Holdings, Inc.	6,600	102,498
	Penson Worldwide, Inc. (a)	3,200	28,640
	SWS Group, Inc.	3,800	53,086
	TradeStation Group, Inc. (a)	5,100	43,146

			1,028,681

Semiconductors & Components - 2.5%	Actel Corp. (a)	4,100	43,993
	Advanced Analogic Technologies, Inc. (a)	6,400	29,376
	Amkor Technology, Inc. (a)	17,100	80,883
	Anadigics, Inc. (a)	9,900	41,481
	Applied Micro Circuits Corp. (a)	10,575	85,975
	Atheros Communications, Inc. (a)	9,500	182,780
	CSR Plc (a)	7,410	42,638
	Cavium Networks, Inc. (a)	5,800	97,498
	Ceva, Inc. (a)	3,100	26,908
	Cirrus Logic, Inc. (a)	10,200	45,900
	DSP Group, Inc. (a)	3,600	24,336
	Diodes, Inc. (a)	4,900	76,636
	Emcore Corp. (a)	11,800	14,868
	Entropic Communications, Inc. (a)	9,000	20,250
	Exar Corp. (a)	5,700	40,983
	Formfactor, Inc. (a)	7,900	136,196
	Hittite Microwave Corp. (a)	3,300	114,675
	IXYS Corp.	3,700	37,444
	Intellon Corp. (a)	3,700	15,725
	Kopin Corp. (a)	10,400	38,168
	Lattice Semiconductor Corp. (a)	17,800	33,464
	MIPS Technologies, Inc. (a)	6,600	19,800

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Micrel, Inc.	7,100	$51,972
	Microsemi Corp. (a)	12,700	175,260
	Microtune, Inc. (a)	8,100	18,954
	Monolithic Power Systems, Inc. (a)	5,400	121,014
	Netlogic Microsystems, Inc. (a)	2,900	105,734
	Omnivision Technologies, Inc. (a)	7,800	81,042
	PLX Technology, Inc. (a)	4,500	16,965
	ParkerVision, Inc. (a)	4,500	13,770
	Pericom Semiconductor Corp. (a)	4,240	35,701
	Power Integrations, Inc.	3,600	85,644
	RF Micro Devices, Inc. (a)	41,637	156,555
	Rubicon Technology, Inc. (a)	2,000	28,560
	Semtech Corp. (a)	9,500	151,145
	Sigma Designs, Inc. (a)	4,200	67,368
	Silicon Image, Inc. (a)	11,700	26,910
	Silicon Storage Technology, Inc. (a)	12,800	23,936
	Skyworks Solutions, Inc. (a)	26,052	254,789
	Standard Microsystems Corp. (a)	3,400	69,530
	Supertex, Inc. (a)	1,700	42,687
	Techwell, Inc. (a)	2,300	19,550
	Trident Microsystems, Inc. (a)	9,800	17,052
	TriQuint Semiconductor, Inc. (a)	23,400	124,254
	Virage Logic Corp. (a)	3,000	13,500
	Volterra Semiconductor Corp. (a)	3,400	44,676
	White Electronic Designs Corp. (a)	3,300	15,279
	Zoran Corp. (a)	8,100	88,290

			3,100,114

Shipping - 0.7%	American Commerical Lines, Inc. (a)	1,450	22,446
	DHT Maritime, Inc.	7,300	38,033
	Eagle Bulk Shipping, Inc.	7,400	34,706
	Genco Shipping & Trading Ltd.	4,100	89,052
	General Maritime Corp.	7,630	75,461
	Golar LNG Ltd.	5,400	46,170
	Gulfmark Offshore, Inc. (a)	3,600	99,360
	Horizon Lines, Inc. Class A	4,700	18,142
	International Shipholding Corp.	900	24,264
	Knightsbridge Tankers Ltd.	2,600	35,464
	Nordic American Tanker Shipping Ltd.	6,600	210,012
	Ship Finance International Ltd.	7,000	77,210
	TBS International Ltd. (a)	2,300	17,963
	Teekay Tankers Ltd. Class A	1,400	13,006
	Ultrapetrol Bahamas Ltd. (a)	3,400	15,062

			816,351

Steel - 0.1%	China Precision Steel, Inc. (a)	5,600	13,888
	General Steel Holdings, Inc. (a)	2,100	8,337
	Olympic Steel, Inc.	1,400	34,258

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Sutor Technology Group Ltd. (a)	1,500	$4,905
	Universal Stainless & Alloy Products, Inc. (a)	1,000	16,270

			77,658

Sugar - 0.0%	Imperial Sugar Co. New Shares	1,700	20,587

Synthetic Fibers & Chemicals - 0.0%	Zoltek Cos., Inc. (a)	4,300	41,796

Technology: Miscellaneous - 0.3%	Benchmark Electronics, Inc. (a)	10,200	146,880
	CTS Corp.	5,300	34,715
	LaBarge, Inc. (a)	1,900	17,613
	Plexus Corp. (a)	6,200	126,852
	Vocus, Inc. (a)	2,600	51,376

			377,436

Telecommunications Equipment - 0.5%	ADC Telecommunications, Inc. (a)	15,416	122,711
	Applied Signal Technology, Inc.	2,000	51,020
	Arris Group, Inc. (a)	19,346	235,247
	Cogo Group, Inc. (a)	3,700	22,089
	Communications System, Inc.	800	7,840
	Mastec, Inc. (a)	8,100	94,932
	OpNext, Inc. (a)	2,900	6,206
	Powerwave Technologies, Inc. (a)	19,800	31,878
	Symmetricom, Inc. (a)	6,800	39,236
	UTStarcom, Inc. (a)	16,900	27,547

			638,706

Textile Products - 0.1%	Interface, Inc. Class A	8,100	50,220
	Unifi, Inc. (a)	7,000	9,940

			60,160

Textiles Apparel & Shoes - 1.8%	American Apparel, Inc. (a)	5,500	20,020
	Carter’s, Inc. (a)	8,800	216,568
	Cherokee, Inc.	1,200	23,784
	Columbia Sportswear Co.	1,900	58,748
	Crocs, Inc. (a)	13,100	44,540
	Deckers Outdoor Corp. (a)	2,100	147,567
	FGX International Holdings Ltd. (a)	2,100	23,898
	G-III Apparel Group, Ltd. (a)	1,900	21,831
	Iconix Brand Group, Inc. (a)	9,400	144,572
	J. Crew Group, Inc. (a)	7,870	212,647
	Jones Apparel Group, Inc.	13,500	144,855
	K-Swiss, Inc. Class A	4,100	34,850
	Kenneth Cole Productions, Inc. Class A	1,200	8,436
	Liz Claiborne, Inc.	15,500	44,640
	lululemon athletica, inc. (a)	6,400	83,392
	Maidenform Brands, Inc. (a)	2,800	32,116
	Oxford Industries, Inc.	2,000	23,300
	Perry Ellis International, Inc. (a)	1,450	10,556
	Quiksilver, Inc. (a)	20,000	37,000
	Skechers U.S.A., Inc. Class A (a)	5,200	50,804
	Steven Madden Ltd. (a)	2,400	61,080

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Timberland Co. Class A (a)	6,600	$87,582
	True Religion Apparel, Inc. (a)	3,900	86,970
	Under Armour, Inc. Class A (a)	5,200	116,376
	Volcom, Inc. (a)	2,800	35,000
	The Warnaco Group, Inc. (a)	7,100	230,040
	Weyco Group, Inc.	1,100	25,399
	Wolverine World Wide, Inc.	7,700	169,862

			2,196,433

Tobacco - 0.2%	Alliance One International, Inc. (a)(b)	13,900	52,820
	Star Scientific, Inc. (a)	11,173	9,944
	Universal Corp.	3,900	129,129
	Vector Group Ltd.	5,894	84,225

			276,118

Toys - 0.1%	Jakks Pacific, Inc. (a)	4,400	56,452
	Leapfrog Enterprises, Inc. (a)	5,000	11,450
	RC2 Corp. (a)	2,700	35,721

			103,623

Transportation Miscellaneous - 0.2%	Dynamex, Inc. (a)	1,400	21,546
	HUB Group, Inc. Class A (a)	5,800	119,712
	Odyssey Marine Exploration, Inc. (a)	7,900	12,640
	Pacer International, Inc.	5,500	12,265
	Textainer Group Holdings Ltd.	1,400	16,086
	Todd Shipyards Corp.	800	13,320

			195,569

Truckers - 0.7%	Arkansas Best Corp.	3,900	102,765
	Celadon Group, Inc. (a)	3,500	29,365
	Forward Air Corp.	4,500	95,940
	Heartland Express, Inc.	8,000	117,760
	Knight Transportation, Inc.	8,850	146,468
	Marten Transport Ltd. (a)	2,400	49,824
	Old Dominion Freight Line, Inc. (a)	4,350	146,030
	Patriot Transportation Holding, Inc. (a)	200	14,586
	Saia, Inc. (a)	2,100	37,821
	USA Truck, Inc. (a)	1,100	14,883
	Universal Truckload Services, Inc.	900	14,085
	Werner Enterprises, Inc.	6,800	123,216
	YRC Worldwide, Inc. (a)	8,740	15,120

			907,863

Utilities: Electrical - 1.8%	Allete, Inc.	4,200	120,750
	Avista Corp.	8,500	151,385
	Black Hills Corp.	6,100	140,239
	CH Energy Group, Inc.	2,500	116,750
	Central Vermont Public Service Corp.	1,800	32,580
	Cleco Corp.	9,500	212,990
	El Paso Electric Co. (a)	7,000	97,720
	The Empire District Electric Co.	5,300	87,556

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	IDACORP, Inc.	7,300	$190,822
	MGE Energy, Inc.	3,700	124,135
	NorthWestern Corp.	5,600	127,456
	Otter Tail Corp.	5,600	122,304
	PNM Resources, Inc.	13,900	148,869
	Pike Electric Corp. (a)	2,600	31,330
	Portland General Electric Co.	11,700	227,916
	UIL Holdings Corp.	4,433	99,521
	Unisource Energy Corp.	5,500	145,970
	Unitil Corp.	1,600	32,992

			2,211,285

Utilities: Gas Distributors - 1.4%	Chesapeake Utilities Corp.	1,100	35,783
	Florida Public Utilities Co.	1,200	16,836
	The Laclede Group, Inc.	3,500	115,955
	New Jersey Resources Corp.	6,600	244,464
	Nicor, Inc.	7,000	242,340
	Northwest Natural Gas Co.	4,100	181,712
	Piedmont Natural Gas Co.	11,500	277,265
	South Jersey Industries, Inc.	4,800	167,472
	Southwest Gas Corp.	7,100	157,691
	WGL Holdings, Inc.	7,800	249,756

			1,689,274

Utilities: Telecommunications - 1.2%	Alaska Communications Systems Group, Inc.	6,900	50,508
	Atlantic Tele-Network, Inc.	1,400	55,006
	Cbeyond Communications, Inc. (a)	3,600	51,660
	Centennial Communications Corp. (a)	13,200	110,352
	Cincinnati Bell, Inc. (a)	33,600	95,424
	Cogent Communications Group, Inc. (a)(b)	6,900	56,235
	Consolidated Communications Holdings, Inc.	3,619	42,378
	D&E Communications, Inc.	2,400	24,552
	FairPoint Communications, Inc.	14,050	8,430
	Fibernet Telecom Group, Inc. (a)	800	9,936
	General Communication, Inc. Class A (a)	6,900	47,817
	Global Crossing Ltd. (a)	4,500	41,310
	HickoryTech Corp.	1,900	14,592
	Ibasis, Inc. (a)	4,100	5,371
	Incontact, Inc. (a)	5,000	13,750
	Iowa Telecommunications Services, Inc.	5,100	63,801
	iPCS, Inc. (a)	2,700	40,392
	j2 Global Communications, Inc. (a)	7,000	157,920
	NTELOS Holdings Corp.	4,700	86,574
	Neutral Tandem, Inc. (a)	5,200	153,504
	PAETEC Holding Corp. (a)	19,105	51,584
	Premiere Global Services, Inc. (a)	9,500	102,980
	RCN Corp. (a)	5,700	34,029
	Shenandoah Telecom Co.	3,700	75,073

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	SureWest Communications (a)	2,500	$26,175
	USA Mobility, Inc.	3,800	48,488
	Virgin Mobile USA, Inc. (a)	5,300	21,306

			1,489,147

Utilities: Water - 0.4%	American States Water Co. (b)	2,800	96,992
	Artesian Resources Corp. Class A	1,200	19,116
	California Water Service Group	3,100	114,204
	Connecticut Water Service, Inc.	1,300	28,197
	Consolidated Water Co., Inc.	2,100	33,285
	Middlesex Water Co.	2,100	30,345
	Pennichuck Corp.	600	13,680
	SJW Corp.	2,000	45,400
	Southwest Water Co.	3,765	20,783
	York Water Co.	1,700	26,061

			428,063

Wholesale & International Trade - 0.2%	Brightpoint, Inc. (a)	7,830	49,094
	Chindex International, Inc. (a)	2,100	25,977
	Houston Wire & Cable Co.	2,700	32,157
	MWI Veterinary Supply, Inc. (a)	1,700	59,262
	United Stationers, Inc. (a)	3,700	129,056

			295,546

	Total Common Stocks (Cost - $169,295,814) - 95.5%		117,031,781

	Investment Companies

	BlackRock Kelso Capital Corp. (c)	1,800	11,214
	Gladstone Capital Corp.	3,200	24,096
	Hercules Technology Growth Capital, Inc.	5,313	44,417
	Kayne Anderson Energy Development Co.	1,600	21,216
	Pennantpark Investment Corp.	3,200	22,720
	Prospect Capital Corp.	6,600	60,720

	Total Investment Companies (Cost - $329,680) - 0.1%		184,383

	Warrants (d)

Alternative Energy - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11)	60	—

	Total Warrants (Cost - $0) - 0.0%		—

	Short-Term Securities	Maturity Date	Yield	Face Amount

Time Deposits - 6.2%	State Street Bank & Trust Co.	7/01/09	0.01%	$7,585,945	7,585,945

	Total Short-Term Securities (Cost - $7,585,945) - 6.2%				7,585,945

	Total Investments Before Options Written (Cost - $177,211,439*) - 101.8%				124,802,109

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Number of Contracts	Value

Call Options Written	Russell 2000 Index, expiring July 2009 at USD 520	1,000	(725,000)
	Russell 2000 Index, expiring August 2009 at USD 530	200	$(251,000)

	Total Options Written (Premiums Received - $1,739,293) - (0.8%)		(976,000)

	Total Investments, Net of Options Written (Net Cost - $175,472,146) - 101.0%		123,826,109
	Liabilities in Excess of Other Assets - (1.0)%		(1,277,617)

	Net Assets - 100.0%		$122,548,492

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$109,912,067

Gross unrealized appreciation	$17,887,408
Gross unrealized depreciation	(2,997,366)

Net unrealized appreciation	$14,890,042

(a)	Non-income producing security.

(b)	All or a portion of security held as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Anthracite Capital, Inc.	$608	$10,821	$(10,002)	—
BlackRock Kelso Capital Corp.	—	—	—	$576

(d)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Depreciation

90	E-Mini Russell 2000	September 2009	$4,659,534	$(94,734)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 (a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments+

	Assets	Liabilities

Level 1	$117,216,118	$(1,070,734)
Level 2	7,585,991	—
Level 3	—	—

Total	$124,802,109	$(1,070,734)

+ Other financial instruments are futures and options.

(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer of
Small Cap Premium & Dividend Income Fund Inc.

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
Small Cap Premium & Dividend Income Fund Inc.

Date: August 20, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Small Cap Premium & Dividend Income Fund Inc.

Date: August 20, 2009